                                                     Registration Nos. 333-63412
                                                                       811-04865

                  As filed with the Commission on May 21, 2003

                                   ----------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.
                                 ----   [ ]
     Post-Effective Amendment No. 5     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 48                   [X]

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                               VARIABLE ACCOUNT A
                                       OF
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                 One Alico Plaza
                                 600 King Street
                              Wilmington, DE 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                              Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that the filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [X] 80 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in American International Life Assurance Company of New York Variable Account A under variable annuity contracts

                                   PROSPECTUS

                                          , 2003
                                ----------

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    issued by
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

This prospectus describes a single premium immediate variable annuity contract offered to individuals within groups. The minimum initial premium is $20,000. Additional premiums are not accepted. Please read this prospectus carefully before investing and keep it for future reference.

The description of the contract in this prospectus is fully applicable to your certificate and the word "contract" includes any such certificate.

The contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The contract provides several options for annuity payments beginning on the Income Start Date. You select the annuity option at the time of purchase and annuity payments must begin within 12 months of the Contract Date.

Contracts and/or certain contract features, offered by this prospectus, may not be available in all states.

The contract currently has 14 investment options to which you can allocate your money - 13 variable investment options and one fixed investment option. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you select a variable annuity payment, the periodic payments will change depending on the investment performance of the portfolios you select. You bear the investment risk. The variable investment options currently offered are portfolios of the Vanguard Variable Insurance Fund ("Vanguard VIF Portfolios").

Prior to May 1, 2003, you were permitted to invest in the portfolios of The Universal Institutional Funds, Inc. ("UIF Portfolios"). As of May 1, 2003, the UIF Portfolios will no longer be offered under the contract. No additional account value may be invested in any of the UIF Portfolios.

To learn more about the contract, you can obtain a copy of the Statement of
Additional Information ("SAI") dated          , 2003. The SAI has been filed
                                     ---------
with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (877) 299-1724 or write to us at American International Life Assurance Company of


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New York, Attention: Pension Administration, One Alico Plaza, 600 King Street,
Wilmington, Delaware 19801 (telephone: 877-299-1724).

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal or reduced income. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


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                                TABLE OF CONTENTS

DEFINITIONS....................................................................4

SUMMARY OF THE CONTRACT........................................................5

FEE TABLES.....................................................................7

CONDENSED FINANCIAL INFORMATION................................................8

INVESTMENT OPTIONS.............................................................8

EXPENSES......................................................................11

THE CONTRACT..................................................................13

ANNUITY PAYMENTS..............................................................15

ACCESS TO YOUR MONEY..........................................................20

DEATH BENEFIT.................................................................21

PERFORMANCE...................................................................22

TAXES.........................................................................23

OTHER INFORMATION.............................................................29

FINANCIAL STATEMENTS..........................................................31

APPENDIX A - CONDENSED FINANCIAL INFORMATION..................................32

APPENDIX B - HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYMENTS...................33

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................37


                                        3

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                                   DEFINITIONS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the contract, but in some circumstances the owner may not be the Annuitant. In addition, certain annuity options under the contract permit a Joint Annuitant.

Annuity Payment Option - The method in which you choose to receive your stream of annuity payment(s).

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Date - The date your contract is issued and becomes effective.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of variable annuity payments change. Income Change Dates occur as specified in your contract.

Income Start Date - The date on which annuity payments begin. You choose this date when you purchase the contract. It cannot be later than 12 months after the Contract Date.

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your contract.

Premium Tax - A tax charged by a state or municipality on Premium Payments.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Issue Date, when you may return your contract to the Company.

Valuation Date - Each day that the New York Stock Exchange is open for trading.


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Valuation Period - The period between the close of business on any Valuation
Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the contract. You can find additional information later in this prospectus, in the SAI, and in the contract. This prospectus applies principally to the variable investment options and related aspects of the contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity contract described in this prospectus provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

The contract is intended for people who want to provide a stream of income payments, generally for retirement but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 plans or IRAs. You may also purchase the contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a contract is $20,000. We reserve the right to accept payments below that amount or reject payments in excess of limits we establish from time to time. In general, we will not issue a contract to anyone who is over age 80, but reserve the right to increase or decrease that age.

The Investment Options

When you purchase the contract, you may allocate your premium to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 13 of which are currently offered under the contract. Each of the 13 subaccounts invests exclusively in shares of a specific portfolio of the Vanguard VIF Portfolios. The portfolios currently offered are:


                                        5

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Vanguard VIF Portfolios

Vanguard VIF Balanced Portfolio            Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Diversified Value Portfolio   Vanguard VIF REIT Index Portfolio
Vanguard VIF Equity Income Portfolio       Vanguard VIF Money Market Portfolio
Vanguard VIF Equity Index Portfolio        Vanguard VIF Short Term Corporate Portfolio
Vanguard VIF Growth Portfolio              Vanguard VIF Small Company Growth Portfolio
Vanguard VIF High Yield Bond Portfolio     Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF International Portfolio

If any portion of your account value was invested in any of the UIF Portfolios as of April 30, 2003, you may retain the investment, but you cannot use the any of the UIF Portfolios for any other purpose except to transfer to one of the Vanguard VIF Portfolios.

The UIF Portfolios are:

UIF Portfolios

UIF Equity Growth Portfolio                UIF Money Market Portfolio
UIF Core Plus Fixed Income Portfolio       UIF Technology Portfolio
UIF International Magnum Portfolio         UIF Value Portfolio
UIF Mid Cap Growth Portfolio

No additional account value may be invested in any of the UIF Portfolios.

Allocating part or all of your premium to a subaccount means you have elected, at least in part, a variable annuity payment. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your premium to the general account and elect a fixed annuity payment. Under this option, the periodic amount you receive will not change.

Expenses

The company does not deduct a sales load from your premium, but does deduct the following charges in connection with the contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets. The Mortality and Expense Risk Charge for your specific contract may be lower. This lower charge may be found in your contract specific material.

Premium Tax Charge. We assess a premium tax charge as reimbursement for any premium tax we incur related to the contract. We deduct the charge from your premium if we incur or will incur a premium tax. We reserve the right to deduct this charge when due or at anytime thereafter.


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


Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine

You may cancel your contract within ten days after receiving it (or longer if your state requires). We will refund your premium, adjusted as required by your contract. See "Right to Return" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the contracts, you can contact us by writing to American International Life Assurance Company of New York at its Pension Administration Department, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. You can also call American International Life Assurance Company of New York at 1-877-299-1724.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Maximum Owner Transaction Expenses

Sales Load Imposed on Purchases
   (as a percentage of purchase payments).......   None

Transfer Fee....................................   No charge for the first 12
                                                   transfers each contract year;
                                                   thereafter, we reserve the
                                                   right to charge a fee of $10
                                                   per transfer. Please refer to
                                                   your contract for specific
                                                   transaction fees.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Variable Account Annual Expenses
   (as a percentage of average account value)

   Maximum Mortality and Expense Risk Fees...............................  1.25%
                                                                           ----
      Total Separate Account Annual Expenses.............................  1.25%

The Total Separate Account Annual Expenses above represent the maximum fee that may be charged. Your specific contract may charge a lower expense. This exact charge may be located in the contract specific material.

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses both before and after contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2002. Current and future expenses for the funds may be higher or lower than those shown.

--------------------------------------------------------------------------------
                          Annual Fund Fees and Expenses
                (expenses that are deducted from the Fund assets)
--------------------------------------------------------------------------------
Charge                                                         Maximum   Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            1.39%     0.18%
(expenses that are deducted from portfolio
assets include management fees,
distribution (12b-1) fees, and other
expenses)
--------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the funds' prospectuses accompanying this contract prospectus.

                         CONDENSED FINANCIAL INFORMATION

Historical accumulation unit values are contained in Appendix A.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable Account An 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different

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portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to new premium or transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' investment adviser, Vanguard may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objectives of the funds available under the contract. There is no assurance that any of these funds will achieve its stated objectives.

The Money Market Portfolio seeks to provide income while maintaining liquidity and a stable share price of $1. The portfolio invests in high-quality, short term, money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, or obligations issued by corporations and financial institutions.

The Short-Term Corporate Portfolio seeks to provide a high level of income and to preserve contract owner's principal. The portfolio invests mainly in high quality, short- term and intermediate- term bonds issued by corporations. At least 80% of the portfolio's net assets will be invested in corporate investments.

The Total Bond Market Index Portfolio seeks to provide a higher level of income by attempting to match the performance of a broad market-weighted bond index (the Lehman Aggregate Bond Index). The portfolio invests at least 80% of its total assets in bonds represented in the index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks are similar to those in the Index.

The High Yield Bond Portfolio seeks to provide a high level of income. The portfolio invests mainly in a diversified group of high-yielding , higher-risk corporate bonds with medium and lower range credit quality ratings, commonly known as `junk bonds'. The portfolio will invest at least 80% of its net assets in bonds that are rated BBB or below by Moody's Investors Service, Inc. or Baa or below by Standard & Poor's Corporation. The portfolio emphasizes higher credit quality within the 80% basket

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The Balanced Portfolio seeks to conserve capital and to provide moderate, long-term growth of capital and income. The portfolio invests 60% to 70% of its assets in dividend paying and, to a lesser extent, non-dividend paying common stocks of established large and medium-size companies that, in the adviser's opinion, are undervalued but have prospects to improve. The remaining 30% to 40% of assets are invested primarily in high quality, intermediate- and long-term corporate bonds, with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.

The Equity Income Portfolio seeks to provide a relatively high level of current income and the potential for long-term growth of capital and income. The portfolio invests mainly in common stocks of well-established companies that pay relatively high levels of dividend income and have the potential for capital appreciation.

The Diversified Value Portfolio seeks to provide long term growth of capital. As a secondary objective, the portfolio seeks to provide some dividend income. The portfolio invests mainly in common stocks of large and medium size companies whose stocks are considered by the adviser to be undervalued and out of favor with investors.

The Equity Index Portfolio seeks to provide long-term growth of capital and income by attempting to match the performance of a broad-based market index of stocks of large U.S. companies. The portfolio employs a passively managed, or index, approach by holding all the stocks in the S & P 500 Index in roughly the same proportion to their weightings in the Index.

The MidCap Index Portfolio seeks to provide long term growth of capital by attempting to match the performance of a broad based market index of stocks of medium-size U.S. corporations. The portfolio employs a passively managed or index approach by holding all the stocks in the S & P MidCap 400 Index in roughly the same proportion to their weightings in the Index.

The Growth Portfolio seek to provide long term growth of capital. The portfolio invests mainly in large-capitalization stocks of seasoned U.S. companies with above-average earnings growth and reasonable stock prices.

The Small Company Growth Portfolio seeks to provide long term growth of capital. The portfolio invests mainly in the stocks of smaller companies (market value of less than $1-2 billion at the time of purchase). These companies are considered by the advisers to have above average prospects for growth but often provide little or no dividend income.

The International Portfolio seeks to provide long-term growth of capital. The portfolio invests in the stocks of seasoned companies located outside the United States.

The REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital. The portfolio invests at least 98% of its assets in the stocks of real estate investment trusts (REITs), which own office buildings, hotels, shopping centers and other properties. The remaining assets are invested in cash investments. The portfolio employs a passively managed or index approach by holding a mix of securities that seeks to match the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs. Holdings of the index, and thus of the portfolio, are weighted according to each stock's market capitalization.

The Vanguard Group serves as the investment adviser to the Vanguard VIF Equity Index Portfolio, the Vanguard VIF Mid-Cap Index Portfolio, the Vanguard VIF Money Market Portfolio, the Vanguard VIF REIT Index Portfolio, the Vanguard VIF Short Term Corporate Portfolio, and the Vanguard Total Bond Market Index Portfolio. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisers. Alliance Capital Management L.P. serves as adviser to the Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as adviser to the Vanguard VIF High Yield Bond Portfolio and the Vanguard VIF Balanced Portfolio. Granahan Investment Management and Grantham, Mayo, Van Otterloo & Co. serve as advisers to the Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Ballie Gifford Overseas Ltd. serve as advisers to the Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strass serves as adviser to the Vanguard VIF Diversified Value Portfolio. Newell Associates serves as adviser to the Vanguard VIF Equity Income Portfolio.

 Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of contract owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

                                    EXPENSES

                                A Closer Look at
                  The Costs of Investing in a Variable Annuity

     Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.


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


                          Summary of Costs of Investing
                                in the Contracts

     .    No sales load or sales charge
     .    No annual contract maintenance charge
     .    No fee to exchange money among the Subaccounts
     .    Maximum Annual Mortality and Expense Risk Charge: 1.25%
     . Fees and expenses paid by the funds which ranged from 0.18% to 1.39% in the fiscal year ended December 31, 2002

The Annual Mortality and Expense Risk charge above represents the maximum fee that may be charged. Your specific contract may have a lower charge. This exact charge may be located in the contract specific material.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

                                A Closer Look at
                      The Mortality and Expense Risk Charge

     The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live.

     The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the contract, but may not be enough to cover the actual costs of issuing and administering the contract.

Premium Taxes

We will deduct from your premium any premium tax imposed on us by the state or locality where you reside. The State of New York currently imposes no premium taxes annuity contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes or federal deferred acquisition cost taxes (also referred to as DAC taxes) attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the Vanguard VIF and the Vanguard Fund. The maximum portfolio expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. We may also vary the initial monthly annuity rate per $1 of premium. Any variation in charges under the contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size and nature of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                  THE CONTRACT

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the contract using after-tax dollars (a non-qualified contract), or you may purchase the contract by "rolling over" assets from another individual annuity or from a qualified plan (a qualified contract).

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable Account Anvests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may increase or decrease in value. If you allocate money to the portfolios, the amount of the variable annuity payments will depend on the investment performance of the portfolios you select.

The contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your contract will be for the same amount and will not vary with investment performance.

Who Should Invest

The contract is intended for people who want to receive a stream of payments, generally for retirement.

About the Contract

This prospectus describes a contract between you and the Company, the issuer of the contract. The contract may provide income payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified contracts is $20,000. We may refuse any premium. In general, we will not issue a contract to anyone who is over age 80, but we reserve the right to lower or increase this age for new contracts.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your premium among the investment options. At the time of application, we must receive your premium before the contract will be effective. We will issue your contract and allocate your premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

Right to Return

If for any reason you are not satisfied with your contract, you may return it to us and we will refund any premium payments received by us adjusted as required by your contract. To exercise your right to return your contract, you must mail it directly to us at American International Life Assurance Company of New York,
Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your contract is replacing an existing annuity or life policy, this period may be longer. Because you have this right, we will direct the portion of your initial net premium payment that is to be allocated to a variable investment option, to the Money Market Portfolio from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen.

Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The contract is not designed for professional market timing organizations or other entities using programmed or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to modify, suspend or terminate the transfer provisions at any time. In particular, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the funds and increase transaction costs, we reserve the right to reject telephone exchange requests placed by any one person on behalf of more than one contract and require that they be submitted by U.S. mail.

Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable annuity payments can be changed by transfers of fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a contract year. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

The minimum amount that can be transferred is $50 per month of income. The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date. In addition, annuity payments must begin by the Annuitant's 80th birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

We will make annuity payments to you as the Annuitant unless, in the case of non-qualified contracts only, you designate another person as Annuitant to receive them.

                     A few things to keep in mind regarding
                                Annuity Payments

     . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

     . You may select an Annuity Payment Option and allocate your premium to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

     . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

     . If the postal or other delivery service is unable to deliver checks to the Payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the Payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The contract currently offers the five annuity options described below. We may make other annuity options available subject to our discretion. Please refer to your contract specific materials for the annuity option available in your contract. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .    Option 1 - Life Annuity

          Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

     .    Option 2 - Life Annuity With A Guaranteed Number of Years

          Under this option , we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.


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


     .    Option 3 - Joint and Survivor Annuity

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive.

     .    Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
          Years

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant, and for as long thereafter, as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be a percentage of the amount that was payable while the Annuitant was alive.

     .    Option 5 - Guaranteed Number of Years

          Under this option , we guarantee that annuity payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Annuity Units

Upon receiving your single premium, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each portfolio will vary from one Valuation Period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

     . the portion of the premium allocated to provide variable annuity payments and the Assumed Investment Return;

     . the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

     .    the age and sex of the Annuitant (and Joint Annuitant, if any);

     .    the annuity option selected;

     .    the frequency of annuity payments;

     .    the deduction of applicable premium taxes; and

     .    the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount is of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     .    If value is transferred from one investment option to another.

     . If you select a joint and survivor annuity option with a guaranteed number of years, upon the first to die after the guaranteed period ends.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the premium allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the portfolio expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

                                Plain talk about
                        Assumed Investment Return or AIR

     . If you allocated a portion of your premium to Variable Annuity Income then you invested this Premium into the Annuity Investment Options available and selected an Assumed Investment Return (AIR). The AIR may be any value, but we typically offer 5% and 3.5%.

     . We use the AIR to help us calculate your current and future Variable Annuity benefits. In order to calculate the benefit amounts we need a rate of return for the Annuity Investment Options you selected. Since we cannot know what the performance of the Investment Options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

     . For future Variable Annuity benefits, the AIR represents the total return after expenses of the Investment Options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your Annuity Investment Options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your Annuity Investment Options is less than the AIR, then your benefit payment will decrease.

     Selecting an AIR - Pros and Cons

     . If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.

     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                              ACCESS TO YOUR MONEY

Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.

Deferment of Payments

We may delay making fixed payments from your contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your contract or processing transfer requests for an undetermined period of time when:

     . the New York Stock Exchange is closed (other than weekend and holiday closings);

     .    trading on the New York Stock Exchange is restricted;

     . an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Death Prior to Income Start Date

If no Annuitant or Joint Annuitant is alive on the Income Start Date, the contract will be canceled and we will pay you a refund equal to your premium adjusted for any investment performance and any accumulated interest.

If your contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

                                  A word about
                                Joint Annuitants

     The contract permits you as Contract Owner to name a Joint Annuitant. Beginning with the Income Start Date, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the contract.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form if the Annuity Payment Option selected provides for a beneficiary.

Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the Beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. The Annuitant may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the portfolio share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and

          Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. Not all of the information we have included may be applicable to your contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the portfolios, please see the funds prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

                        Tax Treatment of Distributions --
                               Qualified Contracts

     If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities ("IRAs");

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

     This additional tax does not apply:

     . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

     .    where the taxpayer is age 59 1/2 or older;

     .    where payment is made on account of death;

     .    where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .    in some cases, upon separation from service on or after age 55; or

     .    certain other limited circumstances.

Withdrawals Where Income Start Date Is After Age 59 1/2 -- No 10% Tax Penalty Applies

Where the Income Start Date is after age 59 1/2, the 10% penalty tax will not apply because of the age 59 1/2 exception described above.

Withdrawals Where Income Start Date Is Before Age 59 1/2-- A Partial Withdrawal Or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

     Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA. Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions -- Non-Qualified Contracts

General

For annuity payments, generally a portion of each payment will be considered a return of your premium and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable annuity payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your premium payment has been recovered tax-free, the full amount of subsequent annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity contract, the taxable portion is the amount received in excess of the remaining investment in the contract.

Partial Withdrawal - 100% Taxable

As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the contract.

A Partial Withdrawal or Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception Applies

If a taxable distribution is made under the contract, an additional tax of 10% of the amount of the taxable distribution may apply. This additional tax does not apply where:

     This additional tax does not apply:

     . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

     .    where the taxpayer is age 59 1/2 or older;

     .    where payment is made on account of death;

     .    where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .    in some cases, upon separation from service on or after age 55; or

     .    certain other limited circumstances.

It should be noted that a partial withdrawal or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or full surrender of the contract. You should also seek the advice of your tax adviser.

     Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA. Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

American International Life Assurance Company of New York

We are a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to contract owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity contract. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each fund in whose corresponding subaccount you have value. We determine the number of fund shares that are attributable to you by dividing the corresponding value in a particular fund by the net asset value of one fund share. After the Income Start Date, we determine the number of fund shares that are attributable to you by dividing the reserve maintained in a particular fund to meet the obligations under the contract by the net asset value of one fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a fund will receive proxy material, reports and other materials relating to the appropriate funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the contracts.

American International Life Assurance Company of New York will not pay any commission to entities that sell the contracts. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

                              FINANCIAL STATEMENTS

Financial statements of American International Life Assurance Company of New York and the variable account are included in the SAI, which may be obtained without charge by writing to American International Life Assurance Company of New York, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801 (telephone 877-299-1724).

The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES

As of the date of this Prospectus, there were no outstanding accumulation unit values.

                                   APPENDIX B

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 6%, 6.78%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 6%, 6.78, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the portfolios' management fees and operating expenses at an annual rate of approximately 0.53% of the average daily net assets of the portfolios. Actual fees and expenses of the portfolios associated with your contract may be more or less than 0.53%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.53% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.78%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single premium payment is allocated to a variable annuity option. The second assumes that 50% of the single premium payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single premium payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments use an assumed investment return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity option are generally higher than initial payments under a variable annuity option.

These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $675.60

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross    0.00%    6.78%    6.00%    8.00%    10.00%    12.00%
 Year       Year       Age       Net    -1.78%    5.00%    4.22%    6.22%    8.22%     10.22%
----------------------------------------------------------------------------------------------
1           2000        65              675.60   675.60   675.60   675.60    675.60     675.60
2           2001        66              631.98   675.60   670.58   683.45    696.32     709.19
3           2002        67              591.17   675.60   665.60   691.39    717.67     744.44
4           2003        68              553.00   675.60   660.66   699.42    739.68     781.45
5           2004        69              517.29   675.60   655.75   707.55    762.36     820.30
10          2009        74              370.50   675.60   631.75   749.62    886.65   1,045.51
15          2014        79              265.36   675.60   608.63   794.20   1031.20    1332.56
20          2019        84              190.09   675.60   586.36   841.42   1199.32    1698.40

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $373.82. The monthly guaranteed payment of $373.82 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross    0.00%    6.78%    6.00%    8.00%   10.00%    12.00%
 Year       Year       Age       Net    -1.78%    5.00%    4.22%    6.22%    8.22%    10.22%
--------------------------------------------------------------------------------------------
1           2000        65              711.62   711.62   711.62   711.62   711.62    711.62
2           2001        66              689.81   711.62   709.11   715.54   721.98    728.41
3           2002        67              669.40   711.62   706.62   719.52   732.66    746.04
4           2003        68              650.32   711.62   704.15   723.53   743.66    764.55
5           2004        69              632.46   711.62   701.69   727.60   755.00    783.97
10          2009        74              559.07   711.62   689.70   748.63   817.15    896.58
15          2014        79              506.50   711.62   678.14   770.92   889.42   1040.10
20          2019        84              468.85   711.62   667.00   794.53   973.48   1223.02

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $631.50

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross    0.00%    6.78%    6.00%    8.00%    10.00%    12.00%
 Year       Year        Age      Net    -1.78%    5.00%    4.22%    6.22%     8.22%    10.22%
---------------------------------------------------------------------------------------------
1           2000        60              631.50   631.50   631.50   631.50    631.50    631.50
2           2001        61              590.72   631.50   626.81   638.84    650.87    662.89
3           2002        62              552.58   631.50   622.15   646.26    670.83    695.85
4           2003        63              516.90   631.50   617.53   653.77    691.40    730.44
5           2004        64              483.52   631.50   612.94   661.37    712.60    766.76
10          2009        69              346.31   631.50   590.51   700.69    828.78    977.27
15          2014        74              248.04   631.50   568.90   742.35    963.89   1245.57
20          2019        79              177.65   631.50   548.08   786.50   1121.04   1587.54

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $352.12. The monthly guaranteed payment of $352.12 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross    0.00%    6.78%    6.00%    8.00%   10.00%    12.00%
  Year      Year       Age       Net    -1.78%    5.00%    4.22%    6.22%    8.22%    10.22%
--------------------------------------------------------------------------------------------
 1          2000        60              667.87   667.87   667.87   667.87   667.87    667.87
 2          2001        61              647.48   667.87   665.52   671.53   677.55    683.56
 3          2002        62              628.40   667.87   663.19   675.25   687.53    700.04
 4          2003        63              610.56   667.87   660.88   679.00   697.81    717.34
 5          2004        64              593.88   667.87   658.59   682.80   708.42    735.49
10          2009        69              525.27   667.87   647.37   702.46   766.50    840.75
15          2014        74              476.14   667.87   636.57   723.29   834.06    974.90
20          2019        79              440.94   667.87   626.16   745.36   912.63   1145.88

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                                TABLE OF CONTENTS
                   OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION............................................................3
American International Life Assurance Company of New York......................3
Distributor....................................................................3
Potential Conflicts............................................................3

CALCULATION OF PERFORMANCE DATA................................................4
Yield and Effective Yield Quotations for the Money Market Subaccount...........4
Yield Quotations for Other Subaccounts.........................................4
Standardized Performance Data..................................................5

ANNUITY PROVISIONS.............................................................5
Variable Annuity Payments......................................................5
Annuity Unit Value.............................................................6
Net Investment Factor..........................................................6
Misstatement of Age or Sex.....................................................7
Evidence of Survival...........................................................7

FINANCIAL STATEMENTS...........................................................7

                                   PROSPECTUS

                                          , 2003
                                ----------

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    issued by
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

This prospectus describes a single premium immediate variable annuity contract offered to individuals within groups. The minimum initial premium is $20,000. Additional premiums are not accepted. Please read this prospectus carefully before investing and keep it for future reference.

The description of the contract in this prospectus is fully applicable to your certificate and the word "contract" includes any such certificate.

The contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The contract provides several options for annuity payments beginning on the Income Start Date. You select the annuity option at the time of purchase and annuity payments must begin within 12 months of the Contract Date.

Contracts and/or certain contract features offered by this prospectus may not be available in all states.

The contract has 35 investment options to which you can allocate your money - 34 variable investment options and one fixed investment option. If your contract is a tax-deferred non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (Vanguard public Mutual Funds), will not be available for you to allocate your money within your contract. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic annuity payments will change depending on the investment performance of the funds you select. You bear the investment risk. The variable investment options are funds of the Vanguard Variable Insurance Fund ("Vanguard VIF Portfolios") and the Vanguard public Mutual Funds ("Vanguard Funds"). The Vanguard VIF Portfolios and the Vanguard Funds are collectively referred to in this prospectus as the "funds."

To learn more about the contract, you can obtain a copy of the Statement of
Additional Information ("SAI") dated           , 2003. The SAI has been filed
                                     ----------
with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (877) 299-1724 or write to us at American International Life Assurance Company of New York, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801 (telephone: 877-299-1724).

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal or reduced income. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

DEFINITIONS....................................................................4

SUMMARY OF THE CONTRACT........................................................5

FEE TABLES.....................................................................7

CONDENSED FINANCIAL INFORMATION................................................8

INVESTMENT OPTIONS.............................................................9

EXPENSES......................................................................16

THE CONTRACT..................................................................18

ANNUITY PAYMENTS..............................................................20

ACCESS TO YOUR MONEY..........................................................25

DEATH BENEFIT.................................................................25

PERFORMANCE...................................................................27

TAXES.........................................................................28

OTHER INFORMATION.............................................................34

FINANCIAL STATEMENTS..........................................................36

APPENDIX A - CONDENSED FINANCIAL INFORMATION..................................37

APPENDIX B - HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYMENTS...................38

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................47

                                   DEFINITIONS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the contract, but in some circumstances the owner may not be the Annuitant. In addition, certain annuity options under the contract permit a Joint Annuitant.

Annuity Payment Option - The method in which you choose to receive your stream of annuity payment(s).

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Date - The date your contract is issued and becomes effective.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of variable annuity payments change. Income Change Dates occur as specified in your contract.

Income Start Date - The date on which annuity payments begin. You choose this date when you purchase the contract. It cannot be later than 12 months after the Contract Date.

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your contract.

Premium Tax - A tax charged by a state or municipality on Premium Payments.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Issue Date, when you may return your contract to the Company.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the contract. You can find additional information later in the prospectus, in the SAI, and in the contract. The prospectus applies principally to the variable investment options and related aspects of the contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity contract described in this prospectus provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

The contract is intended for people who want to provide a stream of income payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, government 457 Plans, or IRAs. You may also purchase the contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a contract is $20,000. We reserve the right to accept payments below that amount or reject payments in excess of limits we establish from time to time. In general, we will not issue a contract to anyone who is over age 80, but reserve the right to increase or decrease that age.

The Investment Options

When you purchase the contract, you may allocate your premium to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 34 of which are offered under the contract. Each of the 34 subaccount invests exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the contracts.

The Vanguard Funds are only available if your contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified contracts. You can allocate your premium payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Fund prospectuses:

The variable investment options currently offered are:

Vanguard Funds
--------------
Vanguard(R) 500 Index Fund                        Vanguard(R) Total International Stock Index Fund
Vanguard(R) Dividend Growth Fund                  Vanguard(R) Total Bond Market Index Fund
Vanguard(R) GNMA Fund                             Vanguard(R) U.S. Growth Fund
Vanguard(R) Health Care Fund                      Vanguard(R) Wellington(TM) Fund
Vanguard(R) Inflation-Protected Securities Fund   Vanguard(R) Windsor(TM) Fund
Vanguard(R) International Growth Fund             Vanguard(R) LifeStrategy(R) Conservative Growth Fund
Vanguard(R) Prime Money Market Fund               Vanguard(R) LifeStrategy(R) Growth Fund
Vanguard(R) PRIMECAP Fund                         Vanguard(R) LifeStrategy(R) Income Fund
Vanguard(R) Small Cap Growth Index Fund           Vanguard(R) LifeStrategy(R) Moderate Growth Fund
Vanguard(R) Small Cap Value Index Fund

Vanguard VIF Portfolios
-----------------------
Vanguard VIF Balanced Portfolio                   Vanguard VIF REIT Index Portfolio
Vanguard VIF Diversified Value Portfolio          Vanguard VIF Money Market Portfolio
Vanguard VIF Equity Income Portfolio              Vanguard VIF Short Term Corporate Portfolio
Vanguard VIF Equity Index Portfolio               Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Growth Portfolio                     Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF High Yield Bond Portfolio            Vanguard VIF Stock Market Index Portfolio
Vanguard VIF International Portfolio              Vanguard VIF Capital Growth Portfolio
Vanguard VIF Mid-Cap Index Portfolio

Allocating part or all of your premium to a subaccount means you have elected, at least in part, a variable annuity payment. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your premium to the general account and elect a fixed annuity payment. Under this option, the periodic amount you receive will not change.

Expenses

The company does not deduct a sales load from your premium, but does deduct the following charges in connection with the contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets. The Mortality and Expense Risk Charge for your specific contract may be lower. This lower charge may be found in your contract specific material.

Premium Tax Charge. We assess a premium tax charge as reimbursement for any premium tax we incur related to the contract. We deduct the charge from your premium if we incur or will incur a premium tax. We reserve the right to deduct this charge when due or at anytime thereafter.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine

You may cancel your contract within ten days after receiving it (or longer if your state requires). We will refund your premium, adjusted as required by your contract. See "Right to Return" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the contracts, you can contact us by writing to American International Life Assurance Company of New York at its Pension Administration Department, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. You can also call American International Life Assurance Company of New York at 1-877-299-1724.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Maximum Owner Transaction Expenses

Sales Load Imposed on Purchases
   (as a percentage of purchase payments).......   None

Transfer Fee....................................   No charge for the first 12
                                                   transfers each contract year;
                                                   thereafter, we reserve the
                                                   right to charge a fee of $10
                                                   per transfer. Please refer to
                                                   your contract for specific
                                                   transaction fees.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Variable Account Annual Expenses
   (as a percentage of average account value)

   Maximum Mortality and Expense Risk Fees...............................  1.25%

      Total Separate Account Annual Expenses.............................  1.25%

The Total Separate Account Annual Expenses above represent the maximum fee that may be charged. Your specific contract may charge a lower expense. This exact charge may be located in the contract specific material.

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses both before and after contractual waiver or reimbursement for any of the funds for the fiscal year ended December 31, 2002. Current and future expenses for the funds may be higher or lower than those shown.

--------------------------------------------------------------------------------
                          Annual Fund Fees and Expenses
                (expenses that are deducted from the Fund assets)
--------------------------------------------------------------------------------
Charge                                                         Maximum   Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            0.67%     0.18%
(expenses that are deducted from fund
assets include management fees,
distribution (12b-1) fees, and other
expenses)
--------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the funds' prospectuses accompanying this contract prospectus.

                         CONDENSED FINANCIAL INFORMATION

Historical accumulation unit values are contained in Appendix A.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to new premium or transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the funds' investment adviser, Vanguard may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objectives of the funds available under the contract. There is no assurance that any of these funds will achieve its stated objectives.

     . Vanguard(R) 500 Index Fund seeks to provide long-term growth of capital and income from dividends by matching the performance of a benchmark index that measures the investment return of large-capitalization stocks. The fund holds all 500 stocks that make up the S&P 500 Index in proportion to their weighting in the index. The fund attempts to track the performance of the index and it remains fully invested in stocks at all times.

     . Vanguard(R) International Growth Fund seeks to provide long-term growth of capital. The fund invests in stocks of seasoned companies based outside the United States. In selecting stocks, the Fund's adviser evaluates foreign markets around the world and chooses companies with above-average growth potential.

     . Vanguard(R) Prime Money Market Fund seeks to provide the highest level of income consistent with maintaining a stable share price of $1. The fund invests in short-term, high-quality money market instruments issued by financial institutions, non-financial corporations, the U.S. Government and federal agencies. The dollar-weighted average maturity of the fund's holdings will be 90 days or less.

     . Vanguard(R) PRIMECAP Fund seeks to provide long-term growth of capital. The fund invests primarily in stocks of large and mid-size U.S. companies believed to have above average prospects for continued earnings growth, strong industry positions, and skilled management teams. The fund may not be broadly diversified and at times it may invest a large portion of assets in select industries.

     . Vanguard(R) Small-Cap Growth Index Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks. The fund employs a passive management strategy designed to track the performance of the S & P's Small Cap 600/BARRA Growth Index, which includes those stocks of the S & P Small Cap 600 Index with higher than average price/book ratios. The fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index.

     . Vanguard(R) Small-Cap Value Index Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The fund employs a passive management strategy designed to track the performance of the S & P's SmallCap 600/BARRA Value Index, which includes those stocks of the S & P SmallCap 600 Index with lower than average price/book ratios. The fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index.

     . Vanguard(R) Total Bond Market Index Fund seeks to match the performance of a broad market-weighted bond index. The fund employs a "passively managed" investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers Aggregate Bond Index. The fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds with similar characteristics and risks. The fund maintains a dollar-weighted average maturity of between 5 and 10 years.

     . Vanguard(R) U.S. Growth Fund seeks to provide long-term growth of capital. The fund emphasizes large well-managed companies with above average earnings growth and reasonable valuations. These companies typically have strong positions in their market and reasonable financial strength. The fund concentrates a large portion of its assets in its ten largest holdings.

     . Vanguard(R) Wellington(TM) Fund seeks to provide income and moderate long-term growth of capital without undue risk to capital. The fund's assets are divided between common stocks (60%-70% of net assets) and bonds (30%-40% of net assets). The fund invests in dividend paying and, to a lesser extent, non-dividend paying common stocks of large and mid-capitalization well-established companies whose prospects are improving but whose values have yet to be recognized in the marketplace.

     . Vanguard(R) Windsor(TM) Fund seeks to provide long-term growth of capital and income. The fund invests in stocks believed to be misunderstood or undervalued by the market. Stocks selected for the fund typically are selling at prices that seem low in relation to such factors as their past earnings, their potential growth or the dividends they are paying. The fund concentrates a large portion of its assets in its ten largest holdings.

     . Vanguard(R) LifeStrategy(R) Income Fund seeks to provide current income and some growth of capital. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to bonds and 20% to common stocks.

     . Vanguard(R) LifeStrategy(R) Conservative Growth Fund seeks to provide current income and low to moderate growth of capital. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to bonds and 40% to common stocks.

     . Vanguard(R) LifeStrategy(R) Moderate Growth Fund seeks to provide growth of capital and a low to moderate level of current income. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds.

     . Vanguard(R) LifeStrategy(R) Growth Fund seeks to provide growth of capital and some current income. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.

     . Vanguard(R) Health Care Fund seeks long-term capital growth by investing at least 80% of its assets in companies that develop, produce, or distribute products and services related to health care. These include U.S. and foreign pharmaceutical firms, medical supply companies, companies that operate health care facilities, and companies engaged in research.

     . Vanguard(R) Dividend Growth Fund seeks primarily, an above-average level of current income and secondarily, long-term growth of capital and income by investing primarily in stocks of companies that tend to offer current dividends and the prospects of attractive long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically, but not always, will be trading at a discount to the market at the time of purchase. The fund's assets will be primarily invested in dividend-paying stocks, and the fund will be diversified across industry sectors.

     . Vanguard(R) Total International Stock Index Fund seeks to track the investment returns of the Total International Composite Index, which measures the performance of nearly all the world's stock markets outside the United States and Canada. This fund invests in three Vanguard funds: European Stock Index Fund, Pacific Stock Index Fund, and Emerging Markets Stock Index Fund.

     . Vanguard(R)GNMA Fund seeks current income by investing at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans backed by the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (5 and 10 years).

     . Vanguard(R) Inflation-Protected Securities Fund seeks to provide investors inflation protection and income consistent with investment in inflation indexed securities, at least 80% of its assets is in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

Each Fund is a member of the Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. The Vanguard Group serves as the investment adviser to the Vanguard 500 Index Fund, the Vanguard Prime Money Market Fund, the Vanguard Small-Cap Growth Index Fund, the Vanguard Small-Cap Value Index Fund, Vanguard Inflation-Protected Securities Fund and the Vanguard Total Bond Market Index Fund. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisers. Schroder Investment

Management North America Inc. serves as adviser to Vanguard International Growth Fund. PRIMECAP Management Company serves as adviser to Vanguard PRIMECAP Fund. Alliance Capital Management L.P. serves as adviser to Vanguard U.S. Growth Fund. Wellington Management Company, LLP serves as adviser to Vanguard Wellington Fund, Vanguard Health Care Fund, Vanguard Dividend Growth Fund and Vanguard GNMA Fund. Wellington Management Company, LLP and Sanford C. Bernstein & Co. serve as advisers to Vanguard Windsor Fund. The LifeStrategy Funds do not employ an investment adviser. The LifeStrategy(R) Funds' board of trustees decides how to allocate their assets among the underlying funds. The Vanguard Group serves as the investment adviser for the underlying funds.

The Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' investment adviser, Vanguard may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. They contain detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objectives of the funds available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

     . Vanguard VIF Money Market Portfolio seeks to provide income while maintaining liquidity and a stable share price of $1. The portfolio invests in high-quality, short term, money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, or obligations issued by corporations and financial institutions.

     . Vanguard VIF Short-Term Corporate Portfolio seeks to provide a high level of income and to preserve contract owner's principal. The portfolio invests mainly in high quality, short- term and intermediate- term bonds issued by corporations. At least 80% of the portfolio's net assets will be invested in corporate investments.

     . Vanguard VIF Total Bond Market Index Portfolio seeks to provide a higher level of income by attempting to match the performance of a broad market-weighted bond index (the Lehman Aggregate Bond Index). The portfolio invests at least 80% of its total assets in bonds represented in the index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks are similar to those in the Index.

     . Vanguard VIF High Yield Bond Portfolio seeks to provide a high level of income. The portfolio invests mainly in a diversified group of high-yielding , higher-risk corporate bonds with medium and lower range credit quality ratings, commonly known as `junk bonds'. The portfolio will invest at least 80% of its net assets in bonds that are rated Baa or below by Moody's Investors Service, Inc. or BBB or below by Standard & Poor's Corporation. The portfolio emphasizes higher credit quality within this 80%.

     . Vanguard VIF Balanced Portfolio seeks to conserve capital and to provide moderate, long-term growth of capital and income. The portfolio invests 60% to 70% of its assets in dividend paying and, to a lesser extent, non-dividend paying common stocks of established large and medium-size companies that, in the adviser's opinion, are undervalued but have prospects to improve. The remaining 30% to 40% of assets are invested primarily in high quality, intermediate- and long-term corporate bonds, with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.

     . Vanguard VIF Equity Income Portfolio seeks to provide a relatively high level of current income and the potential for long-term growth of capital and income. The portfolio invests mainly in common stocks of well-established companies that pay relatively high levels of dividend income and have the potential for capital appreciation.

     . Vanguard VIF Diversified Value Portfolio seeks to provide long term growth of capital. As a secondary objective, the portfolio seeks to provide some dividend income. The portfolio invests mainly in common stocks of large and medium size companies whose stocks are considered by the adviser to be undervalued and out of favor with investors.

     . Vanguard VIF Equity Index Portfolio seeks to provide long-term growth of capital and income by attempting to match the performance of a broad-based market index of stocks of large U.S. companies. The portfolio employs a passively managed, or index, approach by holding all the stocks in the S & P 500 Index in roughly the same proportion to their weightings in the Index.

     . Vanguard VIF MidCap Index Portfolio seeks to provide long term growth of capital by attempting to match the performance of a broad based market index of stocks of medium-size U.S. corporations. The portfolio employs a passively managed or index approach by holding all the stocks in the S & P MidCap 400 Index in roughly the same proportion to their weightings in the Index.

     . Vanguard VIF Growth Portfolio seeks to provide long term growth of capital. The portfolio invests mainly in large-capitalization stocks of seasoned U.S. companies with above-average earnings growth and reasonable stock prices.

     . Vanguard VIF Small Company Growth Portfolio seeks to provide long term growth of capital. The portfolio invests mainly in the stocks of smaller companies (market value of less than $1-2 billion at the time of purchase). These companies are considered by the advisers to have above average prospects for growth but often provide little or no dividend income.

     . Vanguard VIF International Portfolio seeks to provide long-term growth of capital. The portfolio invests in the stocks of seasoned companies located outside the United States.

     . Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital. The portfolio invests at least 98% of its assets in the stocks of real estate investment trusts (REITs), which own office buildings, hotels, shopping centers and other properties. The remaining assets are invested in cash investments. The portfolio employs a passively managed or index approach by holding a mix of securities that seeks to match the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs. Holdings of the index, and thus of the portfolio, are weighted according to each stock's market capitalization.

     . Vanguard VIF Total Stock Market Index seeks to track the performance of a benchmark index that measures the investment return of the Wilshire 5000 Total Market Index which consists of all the U.S. common stocks traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market.

     . Vanguard VIF Capital Growth Portfolio seeks long-term capital growth by investing primarily in large and midsize U.S. companies believed by the portfolio's adviser to have above-average earnings growth potential not reflected in their current market prices.

The Vanguard Group serves as the investment adviser to the Vanguard VIF Equity Index Portfolio, the Vanguard VIF Mid-Cap Index Portfolio, the Vanguard VIF Money Market Portfolio, the Vanguard VIF REIT Index Portfolio, the Vanguard VIF Short Term Corporate Portfolio, the Vanguard VIF Total Stock Market Index Portfolio and the Vanguard VIF Total Bond Market Index Portfolio. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisers. PRIMECAP Management Company serves as adviser to the Vanguard VIF Capital Growth Portfolio. Alliance Capital Management L.P. serves as adviser to the Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as adviser to the Vanguard VIF High Yield Bond Portfolio and the Vanguard VIF Balanced Portfolio. Granahan Investment Management and Grantham, Mayo, Van Otterloo & Co. serve as advisers to the Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Ballie Gifford Overseas Ltd. serve as advisers to the Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strass serves as adviser to the Vanguard VIF Diversified Value Portfolio. Newell Associates serves as adviser to the Vanguard VIF Equity Income Portfolio.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of contract owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

                                    EXPENSES

                                A Closer Look at
                  The Costs of Investing in a Variable Annuity

     Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

                          Summary of Costs of Investing
                                in the Contracts

     .    No sales load or sales charge
     .    No annual contract maintenance charge
     .    No fee to exchange money among the Subaccounts
     .    Maximum Annual Mortality and Expense Risk Charge: 1.25%
     . Fees and expenses paid by the funds which ranged from 0.18% to 0.67% in the fiscal year ended December 31, 2002

The Annual Mortality and Expense Risk Charge above represents the maximum fee that may be charged. Your specific contract may have a lower charge. This exact charge may be located in the contract specific material.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

                                A Closer Look at
                      The Mortality and Expense Risk Charge

     The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live.

     The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the contract, but may not be enough to cover the actual costs of issuing and administering the contract.

Premium Taxes

We will deduct from your premium any premium tax imposed on us by the state or locality where you reside. The State of New York currently imposes no premium taxes annuity contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes or federal deferred acquisition cost taxes (also referred to as DAC taxes) attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds. These charges are described in the prospectuses for the Vanguard Funds and the Vanguard VIF Portfolios. The maximum fund expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. We may also vary the initial monthly annuity rate per $1 of premium. Any variation in charges under the contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size and nature of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                  THE CONTRACT

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the contract using after-tax dollars (a non-qualified contract), or you may purchase the contract by "rolling over assets from another individual retirement annuity or from a qualified plan (a qualified contract).

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various funds may increase or decrease in value. If you allocate money to the funds, the amount of the variable annuity payments will depend on the investment performance of the funds you select.

The contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your contract will be for the same amount and will not vary with investment performance.

Who Should Invest

The contract is intended for people who want to receive a stream of payments, generally for retirement.

About the Contract

This prospectus describes a contract between you and the Company, the issuer of the contract. The contract may provide income payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified contracts is $20,000. We may refuse any premium. In general, we will not issue a contract to anyone who is over age 80, but we reserve the right to lower or increase this age for new contracts.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your premium among the investment options. At the time of application, we must receive your premium before the contract will be effective. We will issue your contract and allocate your premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

Right to Return

If for any reason you are not satisfied with your contract, you may return it to us and we will refund any premium payments received by us adjusted as required by your contract. To exercise your right to return your contract, you must mail it directly to us at American International Life Assurance Company of New York,
Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your contract is replacing an existing annuity or life policy, this period may be longer. Because you have this right, we will direct the portion of your initial net premium payment that is to be allocated to a variable investment option, to the Money Market Portfolio from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen.

Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The contract is not designed for professional market timing organizations or other entities using programmed or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to modify, suspend or terminate the transfer provisions at any time. In particular, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Vanguard Funds or the Vanguard VIF Portfolios and increase transaction costs, we reserve the right to reject telephone exchange requests placed by any one person on behalf of more than one contract and require that they be submitted by U.S. mail.


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


Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable annuity payments can be changed by transfers of fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a contract year. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

The minimum amount that can be transferred is $50 per month of income. The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date. In addition, annuity payments must begin by the Annuitant's 80th birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

We will make annuity payments to you as the Annuitant unless, in the case of non-qualified contracts only, you designate another person as Annuitant to receive them.

                     A FEW THINGS TO KEEP IN MIND REGARDING
                                Annuity Payments

     . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

     . You may select an Annuity Payment Option and allocate your premium to either fixed or variable income choices, or both. You may not select more than one

          Annuity Payment Option.

     . If you chose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subacount.

     . If the postal or other delivery service is unable to deliver checks to the Payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the Payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The contract currently offers the five annuity options described below. We may make other annuity options available subject to our discretion. Please refer to your contract specific materials for the annuity options available in your contract. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .    Option 1 - Life Annuity

          Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

     .    Option 2 - Life Annuity With A Guaranteed Number of Years

          Under this option , we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

     .    Option 3 - Joint and Survivor Annuity

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive.

     .    Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
          Years

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continues to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be a percentage of the amount that was payable while the Annuitant was alive.

     .    Option 5 - Guaranteed Number of Years

          Under this option , we guarantee that annuity payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Annuity Units

Upon receiving your single premium, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each fund will vary from one Valuation Period to the next based on the investment experience of the assets in the fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

     . the portion of the premium allocated to provide variable annuity payments and the Assumed Investment Return;
     . the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;
     .    the age and gender of the Annuitant (and Joint Annuitant, if any); o
     .    the annuity option selected;
     .    the frequency of annuity payments;
     .    the deduction of applicable premium taxes; and
     .    the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     .    If value is transferred from one investment option to another.

     . If you select a joint and survivor annuity option with a guaranteed number of years, upon the first to die after the guaranteed period ends

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the premium allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

                                Plain talk about
                        Assumed Investment Return or Air

     . If you allocated a portion of your premium to Variable Annuity Income then you invested this Premium into the Annuity Investment Options available and selected an Assumed Investment Return (AIR). The AIR may be any value, but we typically offer 5% and 3.5%.

     . We use the AIR to help us calculate your current and future Variable Annuity benefits. In order to calculate the benefit amounts we need a rate of return for the Annuity Investment Options you selected. Since we cannot know what the performance of the Investment Options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

     . For future Variable Annuity benefits, the AIR represents the total return after expenses of the Investment Options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your Annuity Investment Options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your Annuity Investment Options is less than the AIR, then your benefit payment will decrease.

     Selecting an AIR - Pros and Cons

     . If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.

     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                              ACCESS TO YOUR MONEY

Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.

Deferment of Payments

We may delay making fixed payments from your contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your contract or processing transfer requests for an undetermined period of time when:

     . the New York Stock Exchange is closed (other than weekend and holiday closings);
     .    trading on the New York Stock Exchange is restricted;
     . an emergency exists such that disposal of or determination of the value of shares of the funds is not reasonably practicable;
     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Death Prior to Income Start Date

If no Annuitant or Joint Annuitant is alive on the Income Start Date, the contract will be canceled and we will pay you a refund equal to your premium adjusted for any investment performance and any accumulated interest.

If your contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

                                  A WORD ABOUT
                                Joint Annuitants

     The contract permits you as Contract Owner to name a Joint Annuitant. Beginning with the Income Start Date, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the contract.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the Beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. The Annuitant may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. Not all of the information we have included may be applicable to your contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified as explained below.

                        Tax Treatment of Distributions --
                               Qualified Contracts

     If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities ("IRAs");

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k)
          plans.

Distributions In General

Generally, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

     This additional tax does not apply:

     . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

     .    where the taxpayer is age 59 1/2 or older;

     .    where payment is made on account of death;

     .    where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .    in some cases, upon separation from service on or after age 55; or

     .    certain other limited circumstances.

Withdrawals Where Income Start Date Is After Age 59 1/2 -- No 10% Tax Penalty Applies

Where the Income Start Date is after age 59 1/2, the 10% penalty tax will not apply because of the age 59 1/2 exception described above.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Partial Withdrawal Or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

     Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA. Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions -- Non-Qualified Contracts

General

For annuity payments, generally a portion of each payment will be considered a return of your premium and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable annuity payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your premium payment has been recovered tax-free, the full amount of subsequent annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity contract, the taxable portion is the amount received in excess of the remaining investment in the contract.

Partial Withdrawal - 100% Taxable

As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the contract.

A Partial Withdrawal or Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception Applies

If a taxable distribution is made under the contract, an additional tax of 10% of the amount of the taxable distribution may apply. This additional tax does not apply where:

     This additional tax does not apply where:

     . the payment is made under an immediate annuity contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

     . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

     .    the taxpayer is age 59 1/2 or older;

     .    the payment is made on account of the taxpayer's disability;

     .    the payment is made on account of death;

     .    and in certain other circumstances.

It should be noted that a partial withdrawal or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or full surrender of the contract. You should also seek the advice of your tax adviser.

     Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the funds are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

American International Life Assurance Company of New York

We are a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to contract owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity contract. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each fund in whose corresponding subaccount you have value. We determine the number of fund shares that are attributable to you by dividing the corresponding value in a particular fund by the net asset value of one fund share. After the Income Start Date, we determine the number of fund shares that are attributable to you by dividing the reserve maintained in a particular fund to meet the obligations under the contract by the net asset value of one fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a fund will receive proxy material, reports and other materials relating to the appropriate funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the contracts.

American International Life Assurance Company of New York will not pay any commission to entities that sell the contracts. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business.

AGESC believes that none of these legal matters are of any materiality.

                              FINANCIAL STATEMENTS

Financial statements of American International Life Assurance Company of New York and the variable account are included in the SAI, which may be obtained without charge by writing to American International Life Assurance Company of New York, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801 (telephone 877-299-1724).

The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES

As of the date of this Prospectus, there were no outstanding accumulation unit values.

                                   APPENDIX B

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 6%, 6.58%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 6%, 6.58%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the funds' management fees and operating expenses at an annual rate of approximately 0.33% of the average daily net assets of the funds. Actual fees and expenses of the funds associated with your contract may be more or less than 0.33%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.33% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.58%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single premium payment is allocated to a variable annuity option. The second assumes that 50% of the single premium payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single premium payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments use an assumed investment return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity option are generally higher than initial payments under a variable annuity option.

These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $675.60

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross:    0.00%    6.58%    6.00%    8.00%    10.00%    12.00%
  Year      Year       Age       Net:    -1.58%    5.00%    4.42%    6.42%    8.42%     10.42%
----------------------------------------------------------------------------------------------
1           2000        65               675.60   675.60   675.60   675.60    675.60    675.60
2           2001        66               633.26   675.60   671.87   684.74    697.61    710.47
3           2002        67               593.58   675.60   668.16   694.00    720.33    747.15
4           2003        68               556.38   675.60   664.47   703.38    743.79    785.71
5           2004        69               521.51   675.60   660.80   712.89    768.02    826.27
10          2009        74               377.34   675.60   642.75   762.42    901.51   1062.71
15          2014        79               273.03   675.60   625.19   815.39   1058.21   1366.81
20          2019        84               197.55   675.60   608.11   872.04   1242.14   1757.92

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the

Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $372.82. The monthly guaranteed payment of $372.82 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross:    0.00%    6.58%    6.00%    8.00%   10.00%    12.00%
  Year      Year       Age       Net:    -1.58%    5.00%    4.42%    6.42%    8.42%    10.42%
---------------------------------------------------------------------------------------------
1           2000        65               711.62   711.62   711.62   711.62   711.62    711.62
2           2001        66               690.45   711.62   709.75   716.19   722.62    729.06
3           2002        67               670.61   711.62   707.90   720.82   733.98    747.39
4           2003        68               652.01   711.62   706.05   725.51   745.71    766.68
5           2004        69               634.58   711.62   704.22   730.27   757.83    786.96
10          2009        74               562.49   711.62   695.19   755.03   824.58    905.18
15          2014        79               510.33   711.62   686.41   781.51   902.92   1057.22
20          2019        84               472.59   711.62   677.88   809.84   994.89   1252.78

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $631.50

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross:    0.00%    6.58%    6.00%    8.00%    10.00%    12.00%
  Year      Year        Age      Net:    -1.58%    5.00%    4.42%    6.42%     8.42%    10.42%
----------------------------------------------------------------------------------------------
1           2000        60               631.50   631.50   631.50   631.50    631.50    631.50
2           2001        61               591.93   631.50   628.01   640.04    652.07    664.10
3           2002        62               554.83   631.50   624.54   648.70    673.31    698.38
4           2003        63               520.06   631.50   621.09   657.47    695.24    734.43
5           2004        64               487.47   631.50   617.66   666.36    717.88    772.34
10          2009        69               352.71   631.50   600.79   712.65    842.66    993.34
15          2014        74               255.21   631.50   584.38   762.16    989.13   1277.59
20          2019        79               184.65   631.50   568.42   815.11   1161.06   1643.17

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate.

No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

FMonthly annuity payments will vary with investment performance, but will never be less than $352.12. The monthly guaranteed payment of $352.12 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross:    0.00%    6.58%    6.00%    8.00%   10.00%    12.00%
  Year      Year        Age      Net:    -1.58%    5.00%    4.42%    6.42%    8.42%    10.42%
---------------------------------------------------------------------------------------------
1           2000        60               667.87   667.87   667.87   667.87   667.87    667.87
2           2001        61               648.08   667.87   666.12   672.14   678.15    684.16
3           2002        62               629.53   667.87   664.39   676.46   688.77    701.30
4           2003        63               612.15   667.87   662.66   680.85   699.73    719.33
5           2004        64               595.85   667.87   660.95   685.30   711.06    738.28
10          2009        69               528.47   667.87   652.51   708.44   773.45    848.79
15          2014        74               479.72   667.87   644.30   733.20   846.68    990.91
20          2019        79               444.44   667.87   636.32   759.67   932.65   1173.70

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                                TABLE OF CONTENTS
                   OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION............................................................3
   American International Life Assurance Company of New York...................3
   Distributor.................................................................3
   Potential Conflicts.........................................................3

CALCULATION OF PERFORMANCE DATA................................................4
   Yield and Effective Yield Quotations for the Money Market Subaccount........4
   Yield Quotations for Other Subaccounts......................................4
   Standardized Performance Data...............................................5

ANNUITY PROVISIONS.............................................................5
   Variable Annuity Payments...................................................5
   Annuity Unit Value..........................................................6
   Net Investment Factor.......................................................6
   Misstatement of Age or Sex..................................................7
   Evidence of Survival........................................................7

FINANCIAL STATEMENTS...........................................................7

                                   PROSPECTUS

                                ___________, 2003


                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    issued by
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

This prospectus describes a single premium immediate variable annuity contract offered to individuals within groups. The minimum initial premium is $20,000. Additional premiums are not accepted. Please read this prospectus carefully before investing and keep it for future reference.

The description of the contract in this prospectus is fully applicable to your certificate and the word "contract" includes any such certificate.

The contract is only available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans.

The contract provides several options for annuity payments beginning on the Income Start Date. You select the annuity option at the time of purchase and annuity payments must begin within 12 months of the Contract Date.

Contracts and/or certain contract features, offered by this prospectus, may not be available in all states.

The contract has 26 investment options - 25 variable investment options and one fixed investment option. You may allocate your money to up to 9 options. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic annuity payments will change depending on the investment performance of the mutual funds you select. You bear the investment risk. The variable investment options are mutual funds from Alliance, American Funds, Liberty, Franklin Templeton, MFS, Putnam and OppenheimerFunds.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated _________, 2003. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (877) 299-1724 or write to us at American International Life Assurance Company of New York, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801 (telephone: 877-299-1724).

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal or reduced income. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

DEFINITIONS....................................................................4

SUMMARY OF THE CONTRACT........................................................5

FEE TABLES.....................................................................7

CONDENSED FINANCIAL INFORMATION................................................8

INVESTMENT OPTIONS.............................................................8

EXPENSES......................................................................13

THE CONTRACT..................................................................15

ANNUITY PAYMENTS..............................................................17

ACCESS TO YOUR MONEY..........................................................22

DEATH BENEFIT.................................................................22

PERFORMANCE...................................................................23

TAXES.........................................................................25

OTHER INFORMATION.............................................................28

FINANCIAL STATEMENTS..........................................................30

APPENDIX A - CONDENSED FINANCIAL INFORMATION..................................31

APPENDIX B - HYPOTHETICAL ILLUSTRATIONS ANNUITY PAYMENTS......................32

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................38

                                   DEFINITIONS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the contract, but in some circumstances the owner may not be the Annuitant. In addition, certain annuity options under the contract permit a Joint Annuitant.

Annuity Payment Option - The method in which you choose to receive your stream of annuity payment(s).

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Date - The date your contract is issued and becomes effective.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of variable annuity payments change. Income Change Dates occur as specified in your contract.

Income Start Date - The date on which annuity payments begin. You choose this date when you purchase the contract. It cannot be later than 12 months after the Contract Date.

Premium Payment - Money sent to us to be invested in your contract.

Premium Tax - A tax charged by a state or municipality on Premium Payments.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Issue Date, when you may return your contract to the Company.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the contract. You can find additional information later in this prospectus, in the SAI, and in the contract. This prospectus applies principally to the variable investment options and related aspects of the contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity contract described in this prospectus provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

The contract is intended for people who want to provide a stream of income payments, generally for retirement but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 plans, or IRAs.

Purchase of the Contract

The minimum amount to purchase a contract is $20,000. We reserve the right to accept payments below that amount or reject payments in excess of limits we establish from time to time. In general, we will not issue a contract to anyone who is over age 80, but reserve the right to increase or decrease that age.

The Investment Options

When you purchase the contract, you may allocate your premium to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 25 of which are offered under the contract. Each of the 25 subaccounts invests exclusively in shares of a specific fund. For more information, refer to the Funds' prospectuses. The funds currently offered are:

AllianceBernstein Premier Growth Fund                  Franklin Gold and Precious Metals Fund
American Funds AMCAP Fund*                             Mutual Financial Services Fund
American Funds The Bond Fund of America*               Liberty High Yield Securities Fund
American Funds Capital World Growth and Income Fund*   Liberty Newport Tiger Fund
American Funds EuroPacific Growth Fund*                MFS Emerging Growth Fund
American Funds The Investment Company of America*      MFS New Discovery Fund*
American Funds The New Economy Fund*                   MFS Research Fund
American Funds SMALLCAP World Fund*                    Centennial Money Market Trust
American Funds Washington Mutual Investors Fund        Oppenheimer International Bond Fund
Templeton Foreign Fund                                 Oppenheimer Strategic Income Fund

The Putnam Fund for Growth and Income                  Putnam Voyager Fund
Putnam Health Sciences Trust                           Putnam Voyager Fund II
Putnam International Voyager Fund

* Only available to Contract Owners who owned shares of the Fund in the A.G. Edwards qualified plan immediately prior to purchasing this contract.

Allocating part or all of your premium to a subaccount means you have elected, at least in part, a variable annuity. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your premium to the general account and elect a fixed annuity payment. Under this option, the periodic amount you receive will not change.

Expenses

The company does not deduct a sales load from your premium, but does deduct the following charges in connection with the contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets. The Mortality and Expense Risk Charge for your specific contract may be lower. This lower charge may be found in your contract specific material.

Premium Tax Charge. We assess a premium tax charge as reimbursement for any premium tax we incur related to the contract. We deduct the charge from your premium if we incur or will incur a premium tax. We reserve the right to deduct this charge when due or at anytime thereafter.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine

You may cancel your contract within ten days after receiving it (or longer if your state requires). We will refund your premium, adjusted as required by your contract. See "Right to Return" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the contracts, you can contact us by writing to American International Life Assurance Company of New York at its Pension Administration Department, One Alico Plaza, 600 King Street,

Wilmington, Delaware 19801. You can also call American International Life Assurance Company of New York at 1-877-299-1724.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Maximum Owner Transaction Expenses

Sales Load Imposed on Purchases
   (as a percentage of purchase payments)...........   None

Transfer Fee........................................   No charge for the first
                                                       12 transfers each
                                                       contract year;
                                                       thereafter, we reserve
                                                       the right to charge a fee
                                                       of $10 per transfer.
                                                       Please refer to your
                                                       contract for specific
                                                       transaction fees.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Variable Account Annual Expenses
   (as a percentage of average account value)

   Maximum Mortality and Expense Risk Fees...............................  1.25%
                                                                           ----
      Total Separate Account Annual Expenses.............................  1.25%

The Total Separate Account Annual Expenses above represent the maximum fee that may be charged. Your specific contract may charge a lower expense. This exact charge may be located in the contract specific material.

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses both before and after contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2002. Current and future expenses for the funds may be higher or lower than those shown.

--------------------------------------------------------------------------------
                          Annual Fund Fees and Expenses
                (expenses that are deducted from the Fund assets)
--------------------------------------------------------------------------------
Charge                                                         Maximum   Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            1.80%     0.59%
(expenses that are deducted from portfolio
assets include management fees,
distribution (12b-1) fees, and other
expenses)
--------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the funds' prospectuses accompanying this contract prospectus.

                         CONDENSED FINANCIAL INFORMATION

Historical accumulation unit values are contained in Appendix A.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable Account An 1986. The variable Account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to new premium or transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds

Each fund is a mutual fund registered with the SEC. The funds' investment advisers may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the funds before investing. They contain detailed information regarding management of the Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Funds. Below is a summary of the investment objectives of the Funds available under the contract. There is no assurance that any of these Funds will achieve its stated objectives.

Alliance Capital

AllianceBernstein Premier Growth Fund - seeks long term growth of capital by investing predominately in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth.

The Fund's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

The American Funds Group

American Funds AMCAP Fund - seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above average long-term growth. The fund is designed for investors seeking capital appreciation through investments in stocks.

American Funds The Bond Fund of America - seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds. The fund is designed for investors seeking income and more price stability than that offered by stocks and capital preservation over the long term.

American Funds Capital World Growth and Income Fund - seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world. The fund is designed for investors seeking both capital appreciation and income.

American Funds EuroPacific Growth Fund - seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Rim. The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S.

American Funds The Investment Company of America - seeks to make your investment grow and provide you with income over time by investing primarily in common stocks that offer growth and dividend potential. The fund is designed for investors seeking both capital appreciation and income.

American Funds The New Economy Fund - seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Funds SMALLCAP World Fund - seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks.

American Funds Washington Mutual Investors Fund - seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that meet the listing requirements of the New York Stock Exchange and have a strong record of earnings and dividends. The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks.

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to these funds and other funds including those in The American Funds Group.

Franklin Templeton Investments

Templeton Foreign Fund - seeks long-term capital growth. Under normal market conditions, the fund invests mainly in the in the equity securities of companies locate outside the U.S., including emerging markets. Effective July 31, 2002, the fund will invest, under normal circumstances, at least 80% of its net assets in `foreign securities,' which may include emerging markets.

Franklin Gold and Precious Metals Fund - primarily seeks capital appreciation. Its secondary goal is to provide shareholders with current income through dividends or interest received from its investments. Under normal market conditions, the fund invests at least 80% of its net assets in investments of gold and precious metals operation companies.

Franklin Mutual Financial Services Fund - primarily seeks capital appreciation, which may occasionally be short-term. Its secondary goal is income. Under normal market conditions, the fund invests at least 80% of its total assets in securities of financial services companies believed to be at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

The Templeton Foreign Fund is managed by Templeton Global Advisors Limited.. The Franklin Gold and Precious Metals Fund is managed by Franklin Advisers, Inc. Franklin Mutual Financial Services Fund is managed by Franklin Mutual Advisers, LLC.

Liberty Funds

Liberty High Yield Securities Fund- seeks high current income and total return. The fund invests primarily in lower rated corporate debt securities. The fund may invest in equity securities to seek capital appreciation and may also invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Liberty Newport Tiger Fund - seeks capital appreciation. Under normal market conditions, the fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The fund typically purchases stocks of quality growth companies.

Newport Fund Management, Inc. is the Investment Advisor for the Liberty Newport Tiger Fund. Colonial Management Associates Inc. is the investment advisor for the Liberty High Yield Securities Fund.

MFS Funds

MFS Emerging Growth Fund - seeks long-term growth of capital. The fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as long preferred stock, convertible securities and depository receipts for those securities, of emerging growth companies.

MFS New Discovery Fund - seeks capital appreciation. The fund invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies. (Only available to Contract Owners who owned shares of the Fund in a qualified plan immediately prior to purchasing this contract.)

MFS Research Fund - seeks long term growth of capital and future income. The fund invests at least 80% of its total assets in common stocks and related securities. The fund focuses on companies believed to have favorable prospects for long term growth, attractive valuation based on current and expected earnings or cash flow, dominant or growing market share and superior management.

The funds' investment adviser is Massachusetts Financial Services Company.

OppenheimerFunds

Centennial Money Market Trust - a money market mutual fund that seeks maximum current income that is consistent with low capital risk and stability of principal. The Trust invests in short-term, high quality "money market" instruments.

Oppenheimer International Bond Fund - primarily seeks total return. As a secondary objective, the fund seeks income when consistent with total return. The fund invests mainly in debt securities of foreign government and corporate issuers.

Oppenheimer Strategic Income Fund - seeks high current income by investing mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower rated high yield securities of U.S. and foreign companies.

The funds are managed by Oppenheimer Funds, Inc.

Putnam Funds

The Putnam Fund for Growth and Income - seeks capital growth and current income. It invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

Putnam Health Sciences Trust - seeks capital appreciation. It invests mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks.

Putnam International Voyager Fund - seeks long-term capital appreciation. It invests mainly in common stocks of companies outside the United States.

Putnam Voyager Fund - seeks capital appreciation. It invests mainly in common stocks of U.S. companies, with a focus on growth stocks.

Putnam Voyager Fund II - seeks capital appreciation. It invests mainly in common stocks of U.S. companies with a focus on growth stocks.

The funds are managed by Putnam Investment Management, LLC.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of contract owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

                                    EXPENSES

                                A Closer Look At
                  The Costs of Investing in a Variable Annuity

     Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

                          Summary of Costs of Investing
                                in the Contracts

     .    No sales load or sales charge
     .    No annual contract maintenance charge
     .    No fee to exchange money among the Subaccounts
     .    Maximum Annual Mortality and Expense Risk Charge: 1.25%
     . Fees and expenses paid by the funds which ranged from 0.59% to 1.80% in the fiscal year ended December 31, 2002

The Annual Mortality and Expense Risk charge above represents the maximum fee that may be charged. Your specific contract may have a lower charge. This exact charge may be located in the contract specific material.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

                                A Closer Look At
                      The Mortality and Expense Risk Charge

     The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live.

     The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the contract, but may not be enough to cover the actual costs of issuing and administering the contract.

Premium Taxes

We will deduct from your premium any premium tax imposed on us by the state or locality where you reside. The State of New York currently imposes no premium taxes annuity contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes or federal deferred acquisition cost taxes (also referred to as DAC taxes) attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds. These charges are described in the Fund prospectuses. The maximum portfolio expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. We may also vary the initial monthly annuity rate per $1 of premium. Any variation in charges under the contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size and nature of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                  THE CONTRACT

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the contract by "rolling over" assets from another individual retirement annuity or from a qualified plan.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable Account Anvests in shares of a corresponding mutual fund. Depending on market conditions, the various funds may increase or decrease in value. If you allocate money to the funds, the amount of the variable annuity payments will depend on the investment performance of the funds you select.

The contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your contract will be for the same amount and will not vary with investment performance.

Who Should Invest

The contract is intended for people who want to receive a stream of payments, generally for retirement.

About the Contract

This prospectus describes a contract between you and the Company, the issuer of the contract. The contract may provide income payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for qualified contracts is $20,000. We may refuse any premium. In general, we will not issue a contract to anyone who is over age 80, but we reserve the right to lower or increase this age for new contracts.

Allocation of Premium


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When you purchase a contract, you will tell us how to allocate your premium among the investment options. At the time of application, we must receive your premium before the contract will be effective. We will issue your contract and allocate your premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until we get all the necessary information obtained.

Right to Return

If for any reason you are not satisfied with your contract, you may return it to us and we will refund any premium payments received by us adjusted as required by your contract. To exercise your right to return your contract, you must mail it directly to us at American International Life Assurance Company of New York,
Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your contract is replacing an existing annuity or life policy, this period may be longer. Because you have this right, we will direct the portion of your initial net premium payment that is to be allocated to a variable investment option, to the Money Market Portfolio from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen.

Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The contract is not designed for professional market timing organizations or other entities using programmed or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to modify, suspend or terminate the transfer provisions at any time. In particular, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the funds and increase transaction costs, we reserve the right to reject telephone exchange requests placed by any one person on behalf of more than one contract and require that they be submitted by U.S. mail.

Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable annuity payments can be changed by transfers of fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a contract year. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

The minimum amount that can be transferred is $50 per month of income. The transfer request must clearly state which investment options are involved and the amount of the transfer.


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We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date. In addition, annuity payments must begin by the Annuitant's 80th birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

We will make annuity payments to you as the Annuitant.

                     A few things to keep in mind regarding
                                Annuity Payments

     . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

     . You may select an Annuity Payment Option and allocate your premium to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

     . If you choose both a fixed and a variable payment option premium that you allocate to the fixed account may not be reallocated to another subaccount.

     . If the postal or other delivery service is unable to deliver checks to the Payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the Payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The contract currently offers the five annuity options described below. We may make other annuity options available subject to our discretion. Please refer to your contract specific materials for the annuity options available in your contract. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .    Option 1 - Life Annuity

          Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

     .    Option 2 - Life Annuity With A Guaranteed Number of Years

          Under this option , we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

     .    Option 3 - Joint and Survivor Annuity

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive.

     .    Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
          Years

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant, and for as long thereafter, as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be a percentage of the amount that was payable while the Annuitant was alive.

     .    Option 5 - Guaranteed Number of Years

          Under this option , we guarantee that annuity payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Annuity Units

Upon receiving your single premium, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity


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


Unit value for each fund will vary from one Valuation Period to the next based on the investment experience of the assets in the fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

     . the portion of the premium allocated to provide variable annuity payments and the Assumed Investment Return;

     . the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

     .    the age and gender of the Annuitant (and Joint Annuitant, if any);

     .    the annuity option selected;

     .    the frequency of annuity payments;

     .    the deduction of applicable premium taxes; and

     .    the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments


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


On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount is of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     .    If value is transferred from one investment option to another.

     . If you select a joint and survivor annuity option with a guaranteed number of years, upon the first to die after the guaranteed period ends.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the premium allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would


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


mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

                                Plain talk about
                        Assumed Investment Return or AIR

     . If you allocated a portion of your premium to Variable Annuity Income then you invested this Premium into the Annuity Investment Options available and selected an Assumed Investment Return (AIR). The AIR may be any value, but we typically offer 5% and 3.5%.

     . We use the AIR to help us calculate your current and future Variable Annuity benefits. In order to calculate the benefit amounts we need a rate of return for the Annuity Investment Options you selected. Since we cannot know what the performance of the Investment Options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

     . For future Variable Annuity benefits, the AIR represents the total return after expenses of the Investment Options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your Annuity Investment Options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your Annuity Investment Options is less than the AIR, then your benefit payment will decrease.

     Selecting an AIR - Pros and Cons

     . If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.

     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                              ACCESS TO YOUR MONEY

Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.

Deferment of Payments

We may delay making fixed payments from your contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your contract or processing transfer requests for an undetermined period of time when:

     . the New York Stock Exchange is closed (other than weekend and holiday closings);

     .    trading on the New York Stock Exchange is restricted;

     . an emergency exists such that disposal of or determination of the value of shares of the funds is not reasonably practicable;

     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Death Prior to Income Start Date

If no Annuitant or Joint Annuitant is alive on the Income Start Date, the contract will be canceled and we will pay you a refund equal to your premium adjusted for any investment performance and any accumulated interest.

If your contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

                                  A Word About
                                Joint Annuitants

     The contract permits you as Contract Owner to name a Joint Annuitant. Beginning with the Income Start Date, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the contract.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the Beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. The Annuitant may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. Not all of the information we have included may be applicable to your contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out.

                        Tax Treatment of Distributions --
                               Qualified Contracts

     If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities ("IRAs");

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

     This additional tax does not apply:

     . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

     .    where the taxpayer is age 59 1/2 or older;

     .    where payment is made on account of death;

     .    where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .    in some cases, upon separation from service on or after age 55; or

     .    certain other limited circumstances.

Withdrawals Where Income Start Date Is After Age 59 1/2 -- No 10% Tax Penalty Applies

Where the Income Start Date is after age 59 1/2, the 10% penalty tax will not apply because of the age 59 1/2 exception described above.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Partial Withdrawal Or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

     Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA. Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the funds are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

American International Life Assurance Company of New York

We are a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to contract owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity contract. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each fund in whose corresponding subaccount you have value. We determine the number of fund shares that are attributable to you by dividing the corresponding value in a particular fund by the net asset value of one fund share. After the Income Start Date, we determine the number of fund shares that are attributable to you by dividing the reserve maintained in a particular fund to meet the obligations under the contract by the net asset value of one fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a fund will receive proxy material, reports and other materials relating to the appropriate funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the contracts.

American International Life Assurance Company of New York will not pay any commission to entities that sell the contracts. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

                              FINANCIAL STATEMENTS

Financial statements of American International Life Assurance Company of New York and the variable account are included in the SAI, which may be obtained without charge by writing to American International Life Assurance Company of New York, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801 (telephone 877-299-1724).

The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES

As of the date of this Prospectus, there were no outstanding accumulation unit values.

                                   APPENDIX B

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.82%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.82%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the funds' management fees and operating expenses at an annual rate of approximately 1.07% of the average daily net assets of the funds. Actual fees and expenses of the funds associated with your contract may be more or less than 1.07%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 1.07% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.32%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single premium payment is allocated to a variable annuity option. The second assumes that 50% of the single premium payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single premium payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments use an assumed investment return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity option are generally higher than initial payments under a variable annuity option.

These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration: $591.52

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross    0.00%    5.82%    6.00%    8.00%    10.00%    12.00%
 Year       Year       Age       Net    -2.32%    3.50%    3.68%    5.68%     7.68%     9.68%
---------------------------------------------------------------------------------------------
1           2000        65              591.52   591.52   591.52   591.52    591.52    591.52
2           2001        66              558.26   591.52   592.55   603.98    615.41    626.84
3           2002        67              526.87   591.52   593.58   616.70    640.26    664.27
4           2003        68              497.24   591.52   594.61   629.69    666.12    703.93
5           2004        69              469.28   591.52   595.65   642.95    693.02    745.96
10          2009        74              351.36   591.52   600.84   713.58    844.74    996.90
15          2014        79              263.08   591.52   606.09   791.96   1029.66   1332.26
20          2019        84              196.97   591.52   611.37   878.95   1255.07   1780.43

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Monthly annuity payments will vary with investment performance, but will never be less than $373.82. The monthly guaranteed payment of $373.82 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross    0.00%    5.82%    6.00%    8.00%    10.00%    12.00%
  Year      Year       Age       Net    -2.32%    3.50%    3.68%    5.68%     7.68%     9.68%
---------------------------------------------------------------------------------------------
 1          2000        65              669.58   669.58   669.58   669.58    669.58    669.58
 2          2001        66              652.95   669.58   670.09   675.81    681.52    687.24
 3          2002        67              637.25   669.58   670.61   682.17    693.95    705.95
 4          2003        68              622.44   669.58   671.13   688.67    706.88    725.79
 5          2004        69              608.46   669.58   671.64   695.30    720.33    746.80
10          2009        74              549.50   669.58   674.24   730.61    796.19    872.27
15          2014        79              505.36   669.58   676.86   769.80    888.65   1039.95
20          2019        84              472.31   669.58   679.51   813.30   1001.36   1264.03

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration: $547.02

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross    0.00%    5.82%    6.00%    8.00%    10.00%    12.00%
  Year      Year       Age       Net    -2.32%    3.50%    3.68%    5.68%     7.68%     9.68%
---------------------------------------------------------------------------------------------
1           2000        60              547.02   547.02   547.02   547.02    547.02    547.02
2           2001        61              516.26   547.02   547.97   558.54    569.11    579.68
3           2002        62              487.23   547.02   548.92   570.31    592.10    614.30
4           2003        63              459.83   547.02   549.88   582.32    616.01    650.98
5           2004        64              433.97   547.02   550.84   594.58    640.89    689.85
10          2009        69              324.93   547.02   555.64   659.90    781.19    921.91
15          2014        74              243.29   547.02   560.49   732.38    952.20   1232.03
20          2019        79              182.16   547.02   565.38   812.83   1160.65   1646.49

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Monthly annuity payments will vary with investment performance, but will never be less than $352.12. The monthly guaranteed payment of $352.12 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross    0.00%    5.82%    6.00%    8.00%   10.00%    12.00%
  Year      Year       Age       Net    -2.32%    3.50%    3.68%    5.68%    7.68%     9.68%
--------------------------------------------------------------------------------------------
1           2000        60              625.63   625.63   625.63   625.63   625.63    625.63
2           2001        61              610.25   625.63   626.10   631.39   636.67    641.96
3           2002        62              595.73   625.63   626.58   637.27   648.16    659.26
4           2003        63              582.03   625.63   627.05   643.27   660.12    677.60
5           2004        64              569.10   625.63   627.53   649.41   672.56    697.04
10          2009        69              514.58   625.63   629.94   682.06   742.71    813.07
15          2014        74              473.76   625.63   632.36   718.31   828.22    968.13
20          2019        79              443.19   625.63   634.81   758.53   932.44   1175.36

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                                TABLE OF CONTENTS
                   OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION............................................................3
American International Life Assurance Company of New York......................3
Distributor....................................................................3
Potential Conflicts............................................................3

CALCULATION OF PERFORMANCE DATA................................................4
Yield and Effective Yield Quotations for the Money Market Subaccount...........4
Yield Quotations for Other Subaccounts.........................................4
Standardized Performance Data..................................................5

ANNUITY PROVISIONS.............................................................5
Variable Annuity Payments......................................................5
Annuity Unit Value.............................................................6
Net Investment Factor..........................................................6
Misstatement of Age or Sex.....................................................7
Evidence of Survival...........................................................7

FINANCIAL STATEMENTS...........................................................7

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. The Statement of Additional Information does not constitute a prospectus.
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                              SUBJECT TO COMPLETION
                   Preliminary Prospectus dated May 21, 2003

                                   PROSPECTUS

                                          , 2003
                                ----------

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A

This prospectus describes a single premium immediate variable annuity contract offered to individuals within groups. The minimum initial premium is $20,000. Additional premiums are not accepted. Please read this prospectus carefully before investing and keep it for future reference.

The description of the contract in this prospectus is fully applicable to your certificate and the word "contract" includes any such certificate.

The contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The contract provides several options for annuity payments beginning on the Income Start Date. You select the annuity option at the time of purchase and annuity payments must begin within 12 months of the Contract Date.

Contracts and/or certain contract features, offered by this prospectus, may not be available in all states.

The contract has 25 investment options to which you can allocate your money - 24 variable investment options and one fixed investment option. If your contract is a tax-deferred non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (Vanguard public Mutual Funds), will not be available for you to allocate your money within your contract. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic annuity payments will change depending on the investment performance of the funds you select. You bear the investment risk. The variable investment options are funds of the Vanguard Variable Insurance Fund ("Vanguard VIF Portfolios") and the Vanguard public Mutual Funds ("Vanguard Funds"). The Vanguard VIF Portfolios and the Vanguard Funds are collectively referred to in this prospectus as the "funds."

                                   DO NOT COPY

To learn more about the contract, you can obtain a copy of the Statement of
Additional Information ("SAI") dated           , 2003. The SAI has been filed
                                     ----------
with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call Vanguard Annuity and Insurance Services at (800) 522-5555 (between 8 a.m. and 8 p.m. Eastern time) or write to Vanguard Annuity and Insurance Services at P.O. Box 1105, Valley Forge, PA 19482-1105. You can also contact American International Life Assurance Company of New York, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801 (telephone: 877-299-1724).

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal or reduced income. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

DEFINITIONS....................................................................2

SUMMARY OF THE CONTRACT........................................................4

FEE TABLES.....................................................................7

CONDENSED FINANCIAL INFORMATION................................................9

INVESTMENT OPTIONS.............................................................9

EXPENSES......................................................................14

THE CONTRACT..................................................................17

ANNUITY PAYMENTS..............................................................19

ACCESS TO YOUR MONEY..........................................................23

DEATH BENEFIT.................................................................24

PERFORMANCE...................................................................25

TAXES.........................................................................26

OTHER INFORMATION.............................................................32

FINANCIAL STATEMENTS..........................................................34

APPENDIX A - CONDENSED FINANCIAL INFORMATION..................................35

APPENDIX B - HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYMENTS...................36

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................46

                                   DEFINITIONS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the contract, but in some circumstances the owner may not be the Annuitant. In addition, certain annuity options under the contract permit a Joint Annuitant.

Annuity Payment Option - The method in which you choose to receive your stream of annuity payment(s).

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Date - The date your contract is issued and becomes effective.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of variable annuity payments changes. Income Change Dates occur as specified in your contract.

Income Start Date - The date on which annuity payments begin. You choose this date when you purchase the contract. It cannot be later than 12 months after the Contract Date.

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your contract.

Premium Tax - A tax charged by a state or municipality on Premium Payments.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Issue Date, when you may return your contract to the Company.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the contract. You can find additional information later in this prospectus, in the SAI, and in the contract. This prospectus applies principally to the variable investment options and related aspects of the contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity contract described in this prospectus provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

The Contract is intended for people who want to provide a stream of income payments, generally for retirement but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 Plans, or IRAs. You may also purchase the contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a contract is $20,000. We reserve the right to accept payments below that amount or reject payments in excess of limits we establish from time to time. In general, we will not issue a contract to anyone who is over age 80, but reserve the right to increase or decrease that age.

The Investment Options

When you purchase the contract, you may allocate your premium to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 24 of which are offered under the contract. Each of the 24 subaccounts invest exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio. The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the contracts.

The Vanguard Funds are only available if your contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified contracts. You can allocate your premium payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Fund prospectuses:

Vanguard Funds (and their fund managers)

Managed by Vanguard's Quantitative Equity Group         Managed by Vanguard's Fixed Income Group
   .  Vanguard(R) Total International Stock Index Fund     .  Vanguard(R)Inflation-Protected Securities
                                                              Fund
Managed by Wellington Management Company, LLP
   .  Vanguard(R) Dividend Growth Fund
   .  Vanguard(R) GNMA Fund
   .  Vanguard(R) Health Care Fund

Managed by Vanguard's Quantitative Equity Group
   .  Vanguard(R) Total International Stock Index Fund
   .  Vanguard(R) Inflation-Protected Securities Fund

Managed by Wellington Management Company, LLP
   .  Vanguard(R) Dividend Growth Fund
   .  Vanguard(R) GNMA Fund
   .  Vanguard(R) Health Care Fund

Also included in the Vanguard Funds are the:

   .  Vanguard(R) LifeStrategy(R) Conservative Growth Fund
   .  Vanguard(R) LifeStrategy(R) Growth Fund
   .  Vanguard(R) LifeStrategy(R) Income Fund
   .  Vanguard(R) LifeStrategy(R) Moderate Growth Fund

The Board of Trustees of the LifeStrategy(R) Funds decides how to allocate their assets among the underlying funds. The Vanguard Group serves as the manager of the underlying funds.

Vanguard VIF Portfolios (and their portfolio managers)

Managed by Vanguard's Fixed Income Group                Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.
   .  Vanguard VIF Money Market Portfolio                  .  Vanguard VIF Diversified Value Portfolio
   .  Vanguard VIF Short Term Corporate Portfolio
   .  Vanguard VIF Total Bond Market Index Portfolio

Managed by Vanguard's Quantitative Equity Group         Managed by Alliance Capital Management L.P.
   .  Vanguard VIF Equity Index Portfolio                  .  Vanguard VIF Growth Portfolio
   .  Vanguard VIF Mid-Cap Index Portfolio
   .  Vanguard VIF REIT Index Portfolio
   .  Vanguard VIF Total Stock Market Index Portfolio

Managed by Wellington Management Company, LLP           Managed by Granahan Investment Management, Inc.
   .  Vanguard VIF Balanced Portfolio                      and Grantham, Mayo, Van Otterloo & Co. LLC
   .  Vanguard VIF High Yield Bond Portfolio               .  Vanguard VIF Small Company Growth Portfolio

Managed by Newell Associates                            Managed by Schroder Investment Management North
   .  Vanguard VIF Equity Income Portfolio                 America Inc. and Baillie Gifford Overseas Ltd.
                                                           .  Vanguard VIF International Portfolio

Managed PRIMECAP Management Company
   .  Vanguard VIF Capital Growth Portfolio

Each Vanguard Fund's board of trustees and each Vanguard VIF Portfolio's board of trustees may, without prior approval from contract owners, change the terms of an advisory agreement or hire a new investment adviser - either as a replacement for an existing adviser or as an additional adviser. Any significant change in a Vanguard Fund's or Vanguard VIF Portfolio's advisory arrangements will be communicated to contract owners in writing. In addition, as each Vanguard Fund's and each Vanguard VIF Portfolio's overall manager, The Vanguard Group may provide investment advisory services to as Vanguard Fund or Vanguard VIF Portfolio, on an at-cost basis, at any time.

Allocating part or all of your premium to a subaccount means you have elected, at least in part, a variable annuity payment. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your premium to the general account and elect a fixed annuity payment. Under this option, the periodic amount you receive will not change.

Expenses

The company does not deduct a sales load from your premium, but does deduct the following charges in connection with the contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets. The Mortality and Expense Risk Charge for your specific contract may be lower. This lower charge may be found in your contract specific material.

Premium Tax Charge. We assess a premium tax charge as reimbursement for any premium tax we incur related to the contract. We deduct the charge from your premium if we incur or will incur a premium tax. We reserve the right to deduct this charge when due or at anytime thereafter.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine

You may cancel your contract within ten days after receiving it (or longer if your state requires). We will refund your premium, adjusted as required by your contract. See "Right to Return" further on in this prospectus."

Inquiries and Contract Owner and Annuitant Information

For more information about the Contracts, call 1-800-522-5555 or write:

Regular Mail:                             Overnight or Certified Mail:

Vanguard Annuity and Insurance Services   Vanguard Annuity and Insurance Services
P.O. Box 1108                             455 Devon Park Drive
Valley Forge, PA 19482-1105               Wayne, PA 19087

If you have questions about your Contract, please telephone Vanguard Annuity and Insurance Services at 1-800-462-2391. Please have ready the Contract number and the contract owner's name, address, and Social Security number when you call. You will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual report if you choose a variable payout option.

You may also contact American International Life Assurance Company of New York, the issuer of the Contracts. You can contact American International Life Assurance Company of New York, at its Pension Administration Department, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. You can also call American International Life Assurance Company of New York at 1-877-299-1724.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Maximum Owner Transaction Expenses

     Sales Load Imposed on Purchases (as a percentage of purchase payments)..............None

     Transfer Fee.........................................No charge for the first 12 transfers each contract year; thereafter, we reserve the
                                                          right to charge a fee of $10 per transfer.
                                                          Please refer to your contract for specific
                                                          transaction fees.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

     Variable Account Annual Expenses
        (as a percentage of average account value)

           Maximum Mortality and Expense Risk Fees........................1.25%
                                                                          ----
              Total Separate Account Annual Expenses......................1.25%

The Total Separate Account Annual Expenses above represent the maximum fee that may be charged. Your specific contract may charge a lower expense. This exact charge may be located in the contract specific material.

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses both before and after contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2002. Current and future expenses for the funds may be higher or lower than those shown.

                          Annual Fund Fees and Expenses
                (expenses that are deducted from the Fund assets)
--------------------------------------------------------------------------------
Charge                                                         Maximum   Minimum
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                            0.57%     0.18%
(expenses that are deducted from fund
assets include management fees,
distribution (12b-1) fees, and other
expenses)
--------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the funds' prospectuses accompanying this contract prospectus.

                         CONDENSED FINANCIAL INFORMATION

Historical accumulation unit values are contained in Appendix A.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to new premium or transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the funds' investment adviser, Vanguard may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objectives of the funds available under the contract. There is no assurance that any of these funds will achieve its stated objectives.

     . Vanguard(R) LifeStrategy(R) Income Fund seeks to provide current income and some growth of capital. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to bonds and 20% to common stocks.

     . Vanguard(R) LifeStrategy(R) Conservative Growth Fund seeks to provide current income and low to moderate growth of capital. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to bonds and 40% to common stocks.

     . Vanguard(R) LifeStrategy(R) Moderate Growth Fund seeks to provide growth of capital and a low to moderate level of current income. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds.

     . Vanguard(R) LifeStrategy(R) Growth Fund seeks to provide growth of capital and some current income. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.

     . Vanguard(R) Health Care Fund seeks long-term capital growth by investing at least 80% of its assets in companies that develop, produce, or distribute products and services related to health care. These include U.S. and foreign pharmaceutical firms, medical supply companies, companies that operate health care facilities, and companies engaged in research.

     . Vanguard(R) Dividend Growth Fund seeks primarily, an above-average level of current income and secondarily, long-term growth of capital and income by investing primarily in stocks of companies that tend to offer current dividends and the prospects of attractive long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically, but not always, will be trading at a discount to the market at the time of purchase. The fund's assets will be primarily invested in dividend-paying stocks, and the fund will be diversified across industry sectors.

     . Vanguard(R) Total International Stock Index Fund seeks to track the investment returns of the Total International Composite Index, which measures the performance of nearly all the world's stock markets outside the United States and Canada. This fund invests in three Vanguard funds: European Stock Index Fund, Pacific Stock Index Fund, and Emerging Markets Stock Index Fund.

     . Vanguard(R) GNMA Fund seeks current income by investing at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans backed by the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the

          Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (5 and 10 years).

     . Vanguard(R) Inflation-Protected Securities Fund seeks to provide investors inflation protection and income consistent with investment in inflation indexed securities, at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

Each Fund is a member of the Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. The Vanguard Group serves as the investment adviser to the Vanguard Inflation-Protected Securities Fund and the Vanguard Total International Stock Index Fund. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisers. Wellington Management Company, LLP serves as adviser to Vanguard Health Care Fund, Vanguard Dividend Growth Fund and Vanguard GNMA Fund. The LifeStrategy Funds do not employ an investment adviser. The LifeStrategy(R) Funds' board of trustees decides how to allocate their assets among the underlying funds. The Vanguard Group serves as the investment adviser for the underlying funds.

The Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' investment adviser, Vanguard may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. They contain detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objectives of the funds available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

     . Vanguard VIF Money Market Portfolio seeks to provide income while maintaining liquidity and a stable share price of $1. The portfolio invests in high-quality, short term, money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, or obligations issued by corporations and financial institutions.

     . Vanguard VIF Short-Term Corporate Portfolio seeks to provide a high level of income and to preserve contract owner's principal. The portfolio invests mainly in high quality, short- term and intermediate- term bonds issued by corporations. At least 80% of the portfolio's net assets will be invested in corporate investments.

     . Vanguard VIF Total Bond Market Index Portfolio seeks to provide a higher level of income by attempting to match the performance of a broad market-weighted bond index (the Lehman Aggregate Bond Index). The portfolio invests at least 80% of its total assets in bonds represented in the index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks are similar to those in the Index.

     . Vanguard VIF High Yield Bond Portfolio seeks to provide a high level of income. The portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds with medium and lower range credit quality ratings, commonly known as 'junk bonds'. The portfolio will invest at least 80% of its net assets in bonds that are rated Baa or below by Moody's Investors Service, Inc. or BBB or below by Standard & Poor's Corporation. The portfolio emphasizes higher credit quality within this 80%.

     . Vanguard VIF Balanced Portfolio seeks to conserve capital and to provide moderate, long-term growth of capital and income. The portfolio invests 60% to 70% of its assets in dividend paying and, to a lesser extent, non-dividend paying common stocks of established large and medium-size companies that, in the adviser's opinion, are undervalued but have prospects to improve. The remaining 30% to 40% of assets are invested primarily in high quality, intermediate- and long-term corporate bonds, with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.

     . Vanguard VIF Equity Income Portfolio seeks to provide a relatively high level of current income and the potential for long-term growth of capital and income. The portfolio invests mainly in common stocks of well-established companies that pay relatively high levels of dividend income and have the potential for capital appreciation.

     . Vanguard VIF Diversified Value Portfolio seeks to provide long term growth of capital. As a secondary objective, the portfolio seeks to provide some dividend income. The portfolio invests mainly in common stocks of large and medium size companies whose stocks are considered by the adviser to be undervalued and out of favor with investors.

     . Vanguard VIF Equity Index Portfolio seeks to provide long-term growth of capital and income by attempting to match the performance of a broad-based market index of stocks of large U.S. companies. The portfolio employs a passively managed, or index, approach by holding all the stocks in the S & P 500 Index in roughly the same proportion to their weightings in the Index.

     . Vanguard VIF MidCap Index Portfolio seeks to provide long term growth of capital by attempting to match the performance of a broad based market index of stocks of medium-size U.S. corporations. The portfolio employs a passively managed or index approach by holding all the stocks in the S & P MidCap 400 Index in roughly the same proportion to their weightings in the Index.

     . Vanguard VIF Growth Portfolio seeks to provide long term growth of capital. The portfolio invests mainly in large-capitalization stocks of seasoned U.S. companies with above-average earnings growth and reasonable stock prices.

     . Vanguard VIF Small Company Growth Portfolio seeks to provide long term growth of capital. The portfolio invests mainly in the stocks of smaller companies (market value of less than $1-2 billion at the time of purchase). These companies are considered by the advisers to have above average prospects for growth but often provide little or no dividend income.

     . Vanguard VIF International Portfolio seeks to provide long-term growth of capital. The portfolio invests in the stocks of seasoned companies located outside the United States.

     . Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital. The portfolio invests at least 98% of its assets in the stocks of real estate investment trusts (REITs), which own office buildings, hotels, shopping centers and other properties. The remaining assets are invested in cash investments. The portfolio employs a passively managed or index approach by holding a mix of securities that seeks to match the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs. Holdings of the index, and thus of the portfolio, are weighted according to each stock's market capitalization.

     . Vanguard VIF Total Stock Market Index seeks to track the performance of a benchmark index that measures the investment return of the Wilshire 5000 Total Market Index which consists of all the U.S. common stocks traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market.

     . Vanguard VIF Capital Growth Portfolio seeks long-term capital growth by investing primarily in large and midsize U.S. companies believed by the portfolio's adviser to have above-average earnings growth potential not reflected in their current market prices.

The Vanguard Group serves as the investment adviser to the Vanguard VIF Equity Index Portfolio, the Vanguard VIF Mid-Cap Index Portfolio, the Vanguard VIF Money Market Portfolio, the Vanguard VIF REIT Index Portfolio, the Vanguard VIF Short Term Corporate Portfolio, the Vanguard VIF Total Stock Market Index Portfolio and the Vanguard VIF Total Bond Market Index Portfolio. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain funds employ external advisers. PRIMECAP Management Company serves as adviser to the Vanguard VIF Capital Growth Portfolio. Alliance Capital Management L.P. serves as adviser to the Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as adviser to the Vanguard VIF High Yield Bond Portfolio and the Vanguard VIF Balanced Portfolio. Granahan Investment Management and Grantham, Mayo, Van Otterloo & Co. serve as advisers to the Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Ballie Gifford Overseas Ltd. serve as advisers to the Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strass serves as adviser to the

Vanguard VIF Diversified Value Portfolio. Newell Associates serves as adviser to the Vanguard VIF Equity Income Portfolio.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of contract owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

                                    EXPENSES

--------------------------------------------------------------------------------
                                A Closer Look at
                  The Costs of Investing in a Variable Annuity

Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Summary of Costs of Investing
                                in the Contracts

..    No sales load or sales charge

..    No annual contract maintenance charge

..    No fee to exchange money among the Subaccounts

..    Maximum Annual Mortality and Expense Risk Charge: 1.25%

..    Fees and expenses paid by the funds which ranged from 0.18% to 0.57% in the fiscal year ended December 31, 2002
--------------------------------------------------------------------------------

The Annual Mortality and Expense Risk Charge above represents the maximum fee that may be charged. Your specific contract may have a lower charge. This exact charge may be located in the contract specific material.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

--------------------------------------------------------------------------------

                                A Closer Look at
                      The Mortality and Expense Risk Charge

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

--------------------------------------------------------------------------------

Premium Taxes

We will deduct from your premium any premium tax imposed on us by the state or locality where you reside. The State of New York currently imposes no premium taxes annuity contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes or federal deferred acquisition cost taxes (also referred to as DAC taxes) attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds. These charges are described in the prospectuses for the Vanguard Funds and the Vanguard VIF Portfolios. The maximum fund expenses are described in the fee table contained in the prospectuses.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. We may also vary the initial monthly annuity rate per $1 of premium. Any variation in charges under the contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size and nature of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                  THE CONTRACT

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the contract using after-tax dollars (a non-qualified contract), or you may purchase the contract by "rolling over" assets from another individual retirement annuity or from a qualified plan (a qualified contract).

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various funds may increase or decrease in value. If you allocate money to the funds, the amount of the variable annuity payments will depend on the investment performance of the funds you select.

The contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your contract will be for the same amount and will not vary with investment performance.

Who Should Invest

The Contract is intended for people who want to receive a stream of payments, generally for retirement.

About the Contract

This prospectus describes a contract between you and the Company, the issuer of the contract. The contract may provide income payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified contracts is $20,000. We may refuse any premium. In general, we will not issue a contract to anyone who is over age 80, but we reserve the right to lower or increase this age for new contracts.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your premium among the investment options. At the time of application, we must receive your premium before the contract will be effective. We will issue your contract and allocate your premium within two business days. If you do not give us all the necessary information we need to issue the contract,

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

we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

Right to Return

If for any reason you are not satisfied with your contract, you may return it to us and we will refund any premium payments received by us adjusted as required by your contract. To exercise your right to return your contract, you must mail it directly to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105, or return it to us at American International Life Assurance Company of New York, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your contract is replacing an existing annuity or life policy, this period may be longer. Because you have this right, we will direct the portion of your initial net premium payment that is to be allocated to a variable investment option, to the Vanguard VIF Money Market Portfolio from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen.

Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The contract is not designed for professional market timing organizations or other entities using programmed or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to modify, suspend or terminate the transfer provisions at any time. In particular, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Vanguard Funds or the Vanguard VIF Portfolios and increase transaction costs, we reserve the right to reject telephone exchange requests placed by any one person on behalf of more than one contract and require that they be submitted by U.S. mail.

Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable annuity payments can be changed by transfers of fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a contract year. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

The minimum amount that can be transferred is $50 per month of income. The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date. In addition, annuity payments must begin by the Annuitant's 80th birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

We will make annuity payments to you as the Annuitant unless, in the case of non-qualified contracts only, you designate another person as Annuitant to receive them.

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                     A Few Things to Keep in Mind Regarding
                                Annuity Payments

..    From time to time, the Company may require proof that the Annuitant or
     Joint Annuitant is living.

..    Once Annuity Payments begin, you may not select a different Annuity Payment
     Option.

..    You may select an Annuity Payment Option and allocate your premium to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

..    If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

..    If the postal or other delivery service is unable to deliver checks to the
     Payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the Payee's responsibility to keep the Company informed of their current address or active bank account location.

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Annuity Payment Options

The contract currently offers the five annuity options described below. We may make other annuity options available subject to our discretion. Please refer to your contract specific materials for the annuity option available in your contract. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .    Option 1 - Life Annuity

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

          Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

     .    Option 2 - Life Annuity With A Guaranteed Number of Years

          Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

     .    Option 3 - Joint and Survivor Annuity

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive.

     .    Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
          Years

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant, and for as long thereafter, as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant, will be a percentage of the amount that was payable while the Annuitant was alive.

     .    Option 5 - Guaranteed Number of Years

          Under this option, we guarantee that annuity payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Annuity Units

Upon receiving your single premium, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each fund will vary from one Valuation Period to the next based on the investment experience of the assets in the fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

     . the portion of the premium allocated to provide variable annuity payments and the Assumed Investment Return;

     . the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

     .    the age and gender of the Annuitant (and Joint Annuitant, if any);

     .    the annuity option selected;

     .    the frequency of annuity payments;

     .    the deduction of applicable premium taxes; and

     .    the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     .    If value is transferred from one investment option to another.

     . If you select a joint and survivor annuity option with a guaranteed number of years, upon the first to die after the guaranteed period ends.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the premium allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

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                                Plain Talk About
                        Assumed Investment Return or AIR

..    If you allocated a portion of your premium to Variable Annuity Income then you invested this Premium into the Annuity Investment Options available and selected an Assumed Investment Return (AIR). The AIR may be any value, but we typically offer 5% and 3.5%.

..    We use the AIR to help us calculate your current and future Variable
     Annuity benefits. In order to calculate the benefit amounts we need a rate of return for the Annuity Investment Options you selected. Since we cannot know what the performance of the Investment Options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

..    For future Variable Annuity benefits, the AIR represents the total return after expenses of the Investment Options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your Annuity Investment Options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your Annuity Investment Options is less than the AIR, then your benefit payment will decrease.

Selecting an AIR - Pros and Cons

..    If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.

..    With a 5% AIR you will receive a higher initial benefit amount than with a
     3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

..    With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

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                              ACCESS TO YOUR MONEY

Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.

Deferment of Payments

We may delay making fixed payments from your contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your contract or processing transfer requests for an undetermined period of time when:

     . the New York Stock Exchange is closed (other than weekend and holiday closings);

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

     .    trading on the New York Stock Exchange is restricted;

     . an emergency exists such that disposal of or determination of the value of shares of the funds is not reasonably practicable;

     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Death Prior to Income Start Date

If no Annuitant or Joint Annuitant is alive on the Income Start Date, the contract will be canceled and we will pay you a refund equal to your premium adjusted for any investment performance and any accumulated interest.

If your contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If no beneficiary survives the Annuitant we will pay any remaining benefit to the Annuitant's estate.

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                                  A Word About
                                Joint Annuitants

The contract permits you as Contract Owner to name a Joint Annuitant. Beginning with the Income Start Date, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the contract.

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Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the

Beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. The Annuitant may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. Not all of the information we have included may be applicable to your contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the funds prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified as explained below.

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                        Tax Treatment of Distributions -
                               Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

..    Individual Retirement Annuities ("IRAs");

..    Tax Deferred Annuities (governed by Code Section 403(b) and referred to as
     "403(b) Plans");

..    Keogh Plans; and

..    Employer sponsored pension and profit sharing arrangements such as 401(k)
     plans.

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                                       25

Distributions In General

Generally, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

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This additional tax does not apply:

..    in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

..    where the taxpayer is age 59 1/2 or older;

..    where payment is made on account of death;

..    where the payment is made on account of the taxpayer's disability;

..    where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

..    in some cases, upon separation from service on or after age 55; or

..    certain other limited circumstances.

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Withdrawals Where Income Start Date Is After Age 59 1/2 -- No 10% Tax Penalty
Applies

Where the Income Start Date is after age 59 1/2, the 10% penalty tax will not apply because of the age 59 1/2 exception described above.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Partial Withdrawal Or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

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Example:  Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA. Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2years) plus interest.

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Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions -- Non-Qualified Contracts

General

For annuity payments, generally a portion of each payment will be considered a return of your premium and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable annuity payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your premium payment has been recovered tax-free, the full amount of subsequent annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity contract, the taxable portion is the amount received in excess of the remaining investment in the contract.

Partial Withdrawal 100% Taxable

As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the contract.

A Partial Withdrawal or Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception Applies

If a taxable distribution is made under the contract, an additional tax of 10% of the amount of the taxable distribution may apply.

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This additional tax does not apply where:

..    the payment is made under an immediate annuity contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payment (to be made not less frequently than annually) during the annuity period;

..    the payment is a part of a series of substantially equal periodic payments
     (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

..    the taxpayer is age 59 1/2 or older;

..    the payment is made on account of the taxpayer's disability;

..    the payment is made on account of death;

..    and in certain other circumstances.

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It should be noted that a partial withdrawal or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or full surrender of the contract. You should also seek the advice of your tax adviser.

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Example:  Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2 he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

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Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the funds are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                               OTHER INFORMATION

American International Life Assurance Company of New York

We are a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to contract owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity contract. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each fund in whose corresponding subaccount you have value. We determine the number of fund shares that are attributable to you by dividing the corresponding value in a particular fund by the net asset value of one fund share. After the Income Start Date, we determine the number of fund shares that are attributable to you by dividing the reserve maintained in a particular fund to meet the obligations under the contract by the net asset value of one fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a fund will receive proxy material, reports and other materials relating to the appropriate funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the contracts.

American International Life Assurance Company of New York will not pay any commission to entities that sell the contracts. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

                              FINANCIAL STATEMENTS

Financial statements of American International Life Assurance Company of New York may be obtained without charge by calling Vanguard Annuity and Insurance Services at 800-522-5555 (between 8:00 a.m. and 8:00 p.m. Eastern Time) or write to Vanguard Annuity and Insurance Services at P.O. Box 1105, Valley Forge, PA 19482-1105. You may also call or write American International Life Assurance Company of New York, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801 (telephone 877-299-1724).

The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Financial statements of the variable account are not included because no contracts have been issued using the subaccounts described in this prospectus.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES

As of the date of this Prospectus, there were no outstanding accumulation unit values.

                                   APPENDIX B

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 6%, 6.58%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 6%, 6.58%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the funds' management fees and operating expenses at an annual rate of approximately 0.33% of the average daily net assets of the funds. Actual fees and expenses of the funds associated with your contract may be more or less than 0.33%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.33% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.58%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single premium payment is allocated to a variable annuity option. The second assumes that 50% of the single premium payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single premium payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments use an assumed investment return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity option are generally higher than initial payments under a variable annuity option.

These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $675.60

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross:    0.00%    6.58%    6.00%    8.00%    10.00%    12.00%
  Year      Year       Age       Net:    -1.58%    5.00%    4.42%    6.42%     8.42%    10.42%
----------------------------------------------------------------------------------------------
   1        2000        65               675.60   675.60   675.60   675.60    675.60    675.60
   2        2001        66               633.26   675.60   671.87   684.74    697.61    710.47
   3        2002        67               593.58   675.60   668.16   694.00    720.33    747.15
   4        2003        68               556.38   675.60   664.47   703.38    743.79    785.71
   5        2004        69               521.51   675.60   660.80   712.89    768.02    826.27
  10        2009        74               377.34   675.60   642.75   762.42    901.51   1062.71
  15        2014        79               273.03   675.60   625.19   815.39   1058.21   1366.81
  20        2019        84               197.55   675.60   608.11   872.04   1242.14   1757.92

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes - Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $372.82. The monthly guaranteed payment of $372.82 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross:    0.00%    6.58%    6.00%    8.00%    10.00%    12.00%
  Year      Year       Age       Net:    -1.58%    5.00%    4.42%    6.42%     8.42%    10.42%
----------------------------------------------------------------------------------------------
    1       2000        65               711.62   711.62   711.62   711.62   711.62     711.62
    2       2001        66               690.45   711.62   709.75   716.19   722.62     729.06
    3       2002        67               670.61   711.62   707.90   720.82   733.98     747.39
    4       2003        68               652.01   711.62   706.05   725.51   745.71     766.68
    5       2004        69               634.58   711.62   704.22   730.27   757.83     786.96
   10       2009        74               562.49   711.62   695.19   755.03   824.58     905.18
   15       2014        79               510.33   711.62   686.41   781.51   902.92    1057.22
   20       2019        84               472.59   711.62   677.88   809.84   994.84    1252.78

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes - Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $631.50

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross:    0.00%    6.58%    6.00%    8.00%    10.00%    12.00%
  Year      Year       Age       Net:    -1.58%    5.00%    4.42%    6.42%     8.42%    10.42%
----------------------------------------------------------------------------------------------
    1       2000        60               631.50   631.50   631.50   631.50    631.50    631.50
    2       2001        61               591.93   631.50   628.01   640.04    652.07    664.10
    3       2002        62               554.83   631.50   624.54   648.70    673.31    698.38
    4       2003        63               520.06   631.50   621.09   657.47    695.24    734.43
    5       2004        64               487.47   631.50   617.66   666.36    717.88    772.34
   10       2009        69               352.71   631.50   600.79   712.65    842.66    993.34
   15       2014        74               255.21   631.50   584.38   762.16    989.13   1277.59
   20       2019        79               184.65   631.50   568.42   815.11   1161.06   1643.17

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes - Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $352.12. The monthly guaranteed payment of $352.12 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained   Gross:    0.00%    6.58%    6.00%    8.00%    10.00%    12.00%
  Year      Year       Age       Net:    -1.58%    5.00%    4.42%    6.42%    8.42%     10.42%
----------------------------------------------------------------------------------------------
    1       2000        60               667.87   667.87   667.87   667.87   667.87     667.87
    2       2001        61               648.08   667.87   666.12   672.14   678.15     684.16
    3       2002        62               629.53   667.87   664.39   676.46   688.77     701.30
    4       2003        63               612.15   667.87   662.66   680.85   699.73     719.33
    5       2004        64               595.85   667.87   660.95   685.95   711.06     738.28
   10       2009        69               528.47   667.87   652.51   708.44   773.45     848.79
   15       2014        74               479.72   667.87   644.30   733.20   846.68     990.91
   20       2019        79               444.44   667.87   636.32   759.67   932.65    1173.70

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes - Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                                TABLE OF CONTENTS
                   OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION...........................................................3
American International Life Assurance Company of New York.....................3
Distributor...................................................................3
Potential Conflicts...........................................................3
CALCULATION OF PERFORMANCE DATA...............................................4
Yield and Effective Yield Quotations for the Money Market Subaccount..........4
Yield Quotations for Other Subaccounts........................................4
Standardized Performance Data.................................................5
ANNUITY PROVISIONS............................................................5
Variable Annuity Payments.....................................................5
Annuity Unit Value............................................................6
Net Investment Factor.........................................................6
Misstatement of Age or Sex....................................................7
Evidence of Survival..........................................................7
FINANCIAL STATEMENTS..........................................................7

                        GROUP IMMEDIATE VARIABLE ANNUITY
                                    issued by
                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

Supplement dated ________, 2003 to the prospectus dated ________, 2003.

This supplement describes a cancellation feature that we are offering as part of your contract. Please read this supplement carefully and keep it with your prospectus for future reference. All capitalized terms have the same meaning as in the prospectus.

Cancellation Rights

You have the right to cancel your contract subject to the following provisions:

     .    Access To Your Money

          Depending on whether you are the Annuitant, you may access your money by receiving annuity payments or, you as contract owner may cancel your contract for its cancellation value within six (6) months after the Contract Date.

     .    Cancellation Of The Contract

          If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your contract. It is available with both the variable and the fixed payouts under all annuity options. To elect a cancellation, the contract must be in force and the primary Annuitant must be alive. A cancellation is not available after six (6) months from the Contract Date.

          If you cancel your contract, we will pay you a lump sum amount. You will receive no other payments.

     .    Computing the Cancellation Value

          If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Benefits, to be determined as follows.

               (1) The value of future Variable Annuity Income is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine annuity payments, to the future Variable Annuity Benefits which are to be paid in accordance with the Annuity Income Option in effect when cancellation is requested. The future Variable Annuity Benefit used in this calculation is determined by multiplying the Annuity Unit value next computed after We receive the request by the current number of Annuity Units for each Subaccount, and summing for all Subaccounts.

               (2) The value of future Fixed Annuity Income will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining Fixed Annuity Income which is to be paid in accordance with the Annuity Income Option in effect on the date the request is received. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of annuity payments at the Contract Date.

     .    Additional Benefit: Lump Sum Death Benefit

          If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your contract is issued), we will also pay a lump sum death benefit in the event that the Annuitant or Joint Annuitant dies within six (6) months of the Contract Date. The benefit shall be payable to the Owner, if living, or if not, to the Beneficiary.

          No residual benefit under the contract will remain once a cancellation or a death benefit has been requested and paid during this six month period. We reserve the right to charge a fee for cancellations, which will be deducted from the lump sum payment. Such fee will be shown on the contract schedule.

     .    Taxes

          Please read the tax discussion in your prospectus for information relating to the cancellation of your contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

                        GROUP IMMEDIATE VARIABLE ANNUITY
                                    issued by
                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

Supplement dated ________, 2003 to the prospectus dated ________, 2003.

This supplement describes a partial withdrawal feature that we are offering as part of your contract. Please read this supplement carefully and keep it with your prospectus for future reference. All capitalized terms have the same meaning as in the prospectus.

Partial Withdrawal Rights With Variable Payments For A Guaranteed Number of
Years

If you choose an annuity payment option with A Guaranteed Number of Years (referred to as the "Guaranteed Period"), then you will have the right to make a partial withdrawal from your contract subject to the following provisions:

     .    Partial Withdrawal Transaction Charge

          We will assess a transaction charge for each partial withdrawal. The transaction charge is $200 per withdrawal. This charge will be deducted from the net proceeds of the partial withdrawal.

     .    Determination of Subsequent Variable Annuity Payments

          The prospectus describes how we determine subsequent variable annuity payments. While the number of Annuity Units for each subaccount will generally remain constant, the prospectus lists two exceptions to that rule. Another exception exists if you make a partial withdrawal, as permitted under the annuity options described in this supplement. In that case, the number of Annuity Units will permanently decrease.

     .    Access To Your Money

          You may elect to receive a portion of the present value of the variable annuity payments remaining in the Guaranteed Period as long as at least five (5) years of variable guaranteed periodic payments remain in your annuity after the partial withdrawal. A partial withdrawal will reduce all remaining variable annuity payments, both guaranteed and life contingent, by an equal amount and will also reduce the length of the Guaranteed Period for variable payments.

     .    Partial Withdrawal Limitations

          No fixed Annuity Payments may be used in determining withdrawal values, and neither the amount of fixed Annuity Payments nor the Guaranteed Period for such payments will be affected by partial withdrawals. At any time after the Right to Examine period has ended, you may request a partial withdrawal from your contract as long as more than five (5) years remain in the Guaranteed Period. Partial withdrawals are only available under the annuity options described above, which are either a single or joint life annuity with payments guaranteed for a minimum number of years. The Guaranteed Period can never exceed the life expectancy of the Annuitant or Joint Annuitant and cannot be less than five years. To effect a partial withdrawal, the contract must be in force. Only one partial withdrawal is permitted during any Contract Year. The minimum partial withdrawal amount is $2,500. The partial withdrawal is restricted to an amount that allows at least five (5) years of guaranteed period variable Annuity Payments to remain in the contract after the withdrawal.

     .    Partial Withdrawals Reduce Your Future Variable Annuity Payments

          If you make a partial withdrawal you will still receive variable periodic payments, but it will result in a reduction in amount of each remaining variable periodic payment. If you transfer values from the variable subaccounts to the fixed payout after a partial withdrawal has been taken, there will be no further fluctuation in payments. Those fixed payments will retain the shortened Guaranteed Period.

          When you request a partial withdrawal, we will take it from the subaccounts in which the annuity is then invested in the same proportion as the value invested in each subaccount on the date of the partial withdrawal. We reserve the right to charge a fee for partial withdrawals, which will be deducted from the lump sum payment at the time a partial withdrawal is effected. Such fee will be shown on the contract schedule. Since the amount of annuity payments changes on the next Income Change Date, the reduction in annuity payments due to the partial withdrawal (but not the payment of the partial withdrawal amount) will be delayed until that time.

     .    Computing the Partial Withdrawal Amount

          If you make a partial withdrawal, we will calculate the present value of future variable Annuity Payments during the guaranteed period by discounting the payments at the assumed investment return, and with consideration to any fees charged for a partial withdrawal. The future variable income payment amount we use in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the withdrawal request by the current number of Annuity Units for each subaccount, and summing for all subaccounts. A partial withdrawal will reduce all future variable Annuity Payments by an equal amount, and the remaining length of the guaranteed period will also be reduced. The specific amount by which future variable Annuity Payments and the guaranteed period for such payments will be reduced is affected by the amount of the withdrawal requested, as well as the age and sex of the annuitants and the form of the annuity. Any fixed income payments received under the contract and their guaranteed period is unchanged.

               Example of Computing a Partial Withdrawal: Individual A is age 65 when he begins to receive variable annuity payments of $1,000. He receives payments in monthly installments from a Life Annuity with a Guaranteed Number of Years (20 years). In annuity payment year one, A requests the maximum partial withdrawal amount possible from his variable annuity. By taking this partial withdrawal, A's monthly variable annuity payments are reduced from $1,000 to $210 after the withdrawal, because the number of annuity units has been permanently reduced. A's guaranteed period for variable annuity payments is also reduced from 20 years to 5 years.

               Any portion of your contract that is allocated to fixed annuity income will not be changed, the monthly fixed payments will remain the same and the guaranteed period for such payments will not be reduced.

     .    Taxes

          Please read the tax discussion in your prospectus for information relating to partial withdrawals from your contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. The Statement of Additional Information does not constitute a prospectus.
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                             SUBJECT TO COMPLETION
              Preliminary Prospectus Supplement dated May 21, 2003

                        GROUP IMMEDIATE VARIABLE ANNUITY
                                    issued by
                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

Supplement dated ________, 2003 to the prospectus dated ________, 2003.

      ------------------------------------------------------------------------

       This supplement describes lower Variable Account Annual Expenses and additional features applicable to contracts issued in connection with the Vanguard Lifetime Income Program. Please read this supplement carefully and keep it with your prospectus for future reference. All capitalized terms have the same meaning as in the prospectus.

      ------------------------------------------------------------------------

If you receive this supplement with your prospectus, the maximum Variable Account Annual Expenses that you will ever pay are:

         Variable Account Annual Expenses
             (as a percentage of average account value)

                Mortality and Expense Risk Fees ....................     0.52%
                                                                       ========
                   Total Variable Account Annual Expenses ..........     0.52%

       PLEASE NOTE THAT the Variable Account Annual Expenses shown above are lower than the amount shown in the attached prospectus. Please contact Vanguard Annuity and Insurance Services at the telephone number or address shown in your prospectus for more information.

Your contract and prospectus provide for a Right to Examine Period and a Right to Return which may also be described in related materials as a "free look period."

Partial Withdrawal Rights With Variable Payments For A Guaranteed Number of
Years

If you choose an annuity payment option with A Guaranteed Number of Years (referred to as the "Guaranteed Period"), then you will have the right to make a partial withdrawal from your contract subject to the following provisions:

       .      Partial Withdrawal Transaction Charge

              We will assess a transaction charge for each partial withdrawal. The transaction charge is $200 per withdrawal. This charge will be deducted from the net proceeds of the partial withdrawal.

                                   DO NOT COPY

       .      Determination of Subsequent Variable Annuity Payments

              The prospectus describes how we determine subsequent variable annuity payments. While the number of Annuity Units for each subaccount will generally remain constant, the prospectus lists two exceptions to that rule. Another exception exists if you make a partial withdrawal, as permitted under the annuity options described in this supplement. In that case, the number of Annuity Units will permanently decrease.

       .      Access To Your Money

              You may elect to receive a portion of the present value of the variable annuity payments remaining in the Guaranteed Period as long as at least five (5) years of variable guaranteed periodic payments remain in your annuity after the partial withdrawal. A partial withdrawal will reduce all remaining variable annuity payments, both guaranteed and life contingent, by an equal amount and will also reduce the length of the Guaranteed Period for variable payments.

        .     Partial Withdrawal Limitations

              No fixed Annuity Payments may be used in determining withdrawal values, and neither the amount of fixed Annuity Payments nor the Guaranteed Period for such payments will be affected by partial withdrawals. At any time after the Right to Examine period has ended, you may request a partial withdrawal from your contract as long as more than five (5) years remain in the Guaranteed Period. Partial withdrawals are only available under the annuity options described above, which are either a single or joint life annuity with payments guaranteed for a minimum number of years. The Guaranteed Period can never exceed the life expectancy of the Annuitant or Joint Annuitant and cannot be less than five years. To effect a partial withdrawal, the contract must be in force. Only one partial withdrawal is permitted during any Contract Year. The minimum partial withdrawal amount is $2,500. The partial withdrawal is restricted to an amount that allows at least five (5) years of guaranteed period variable Annuity Payments to remain in the contract after the withdrawal.

       .      Partial Withdrawals Reduce Your Future Variable Annuity Payments

              If you make a partial withdrawal you will still receive variable periodic payments, but it will result in a reduction in amount of each remaining variable periodic payment. If you transfer values from the variable subaccounts to the fixed payout after a partial withdrawal has been taken, there will be no further fluctuation in payments. Those fixed payments will retain the shortened Guaranteed Period.


              When you request a partial withdrawal, we will take it from the subaccounts in which the annuity is then invested in the same proportion as the value invested in each subaccount on the date of the partial withdrawal. We reserve the right to charge a fee for partial withdrawals, which will be deducted from the lump sum payment at the time a partial withdrawal is effected. Such fee will be shown on the contract schedule. Since the amount of annuity payments changes on the next Income Change Date, the reduction in annuity payments due to the partial withdrawal (but not the payment of the partial withdrawal amount) will be delayed until that time.

       .      Computing the Partial Withdrawal Amount

              If you make a partial withdrawal, we will calculate the present value of future variable Annuity Payments during the guaranteed period by discounting the payments at the assumed investment return, and with consideration to any fees charged for a partial withdrawal. The future variable income payment amount we use in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the withdrawal request by the current number of Annuity Units for each subaccount, and summing for all subaccounts. A partial withdrawal will reduce all future variable Annuity Payments by an equal amount, and the remaining length of the guaranteed period will also be reduced. The specific amount by which future variable Annuity Payments and the guaranteed period for such payments will be reduced is affected by the amount of the withdrawal requested, as well as the age and sex of the annuitants and the form of the annuity. Any fixed income payments received under the contract and their guaranteed period is unchanged.

       ---------------------------------------------------------------------

        Example of Computing a Partial Withdrawal: Individual A is age 65 when he begins to receive variable annuity payments of $1,000. He receives payments in monthly installments from a Life Annuity with a Guaranteed Number of Years (20 years). In annuity payment year one, A requests the maximum partial withdrawal amount possible from his variable annuity. By taking this partial withdrawal, A's monthly variable annuity payments are reduced from $1,000 to $210 after the withdrawal, because the number of annuity units has been permanently reduced. A's guaranteed period for variable annuity payments is also reduced from 20 years to 5 years.

        Any portion of your Vanguard Lifetime Income Program that is allocated to fixed annuity income will not be changed, the monthly fixed payments will remain the same and the guaranteed period for such payments will not be reduced.

       ---------------------------------------------------------------------

       .      Taxes

              Please read the tax discussion in your prospectus for information relating to partial withdrawals from your contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Cancellation Rights

You have the right to cancel your contract subject to the following provisions:

       .      Access To Your Money

              Depending on whether you are the Annuitant, you may access your money by receiving annuity payments or, you as contract owner may cancel your contract for its cancellation value within six (6) months after the Contract Date.

       .      Cancellation Of The Contract

              If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your contract. It is available with both the variable and the fixed payouts under all annuity options. To elect a cancellation, the contract must be in force and the primary Annuitant must be alive. A cancellation is not available after six
              (6) months from the Contract Date.

              If you cancel your contract, we will pay you a lump sum amount. You will receive no other payments.

       .      Computing the Cancellation Value

              If you cancel the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Benefits, to be determined as follows.

              (1) The value of future Variable Annuity Income is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine annuity payments, to the future Variable Annuity Benefits which are to be paid in accordance with the Annuity Income Option in effect when cancellation is requested. The future Variable Annuity Benefit used in this calculation is determined by multiplying the Annuity Unit value next computed after We receive the request by the current number of Annuity Units for each Subaccount, and summing for all Subaccounts.

              (2) The value of future Fixed Annuity Income will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining Fixed Annuity Income which is to be paid in accordance with the Annuity Income Option in effect on the date the request is received. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of annuity payments at the Contract Date.

       .      Additional Benefit: Lump Sum Death Benefit

              If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your contract is issued), we will also pay a lump sum death benefit in the event that the Annuitant or Joint Annuitant dies within six (6) months of the Contract Date. The benefit shall be payable to the Owner, if living, or if not, to the Beneficiary.

              No residual benefit under the contract will remain once a cancellation or a death benefit has been requested and paid during this six month period. We reserve the right to charge a fee for cancellations, which will be deducted from the lump sum payment. Such fee will be shown on the contract schedule.

       .      Taxes

              Please read the tax discussion in your prospectus for information relating to the cancellation of your contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                                         , 2003
                                 --------

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    issued by
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American International Life Assurance Company of New York Variable Account A describing the group immediate variable annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the
prospectus dated          , 2003, call us at (877) 299-1724 or write to us at
                 ---------
American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. Terms used in this SAI have the same meaning as are defined in the prospectus under the heading "Definitions."

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................3
   American International Life Assurance Company of New York...................3
   Distributor.................................................................3
   Potential Conflicts.........................................................3

CALCULATION OF PERFORMANCE DATA................................................4
   Yield and Effective Yield Quotations for the Money Market Subaccount........4
   Yield Quotations for Other Subaccounts......................................4
   Standardized Performance Data...............................................5

ANNUITY PROVISIONS.............................................................5
   Variable Annuity Payments...................................................5
   Annuity Unit Value..........................................................5
   Net Investment Factor.......................................................6
   Misstatement of Age or Sex..................................................7
   Evidence of Survival........................................................7

FINANCIAL STATEMENTS...........................................................7

                               GENERAL INFORMATION

American International Life Assurance Company of New York

A description of American International Life Assurance Company of New York and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account A.

Distributor

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York ("AI Life") (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for AI Life's other separate accounts and for the separate accounts of certain AI Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AI Life will not pay any commission to entities that sell the contracts. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts and qualified pension and retirement plans to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts or plans might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

                         CALCULATION OF PERFORMANCE DATA

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Annuity Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Annuity Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

          Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. The yield and effective yield quotations do not reflect the $200 charge that may be assessed at the time of surrender. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account A included in the registration statement, and are computed by dividing the net investment income per Annuity Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

          Yield=2[(a-b+1)^6-1]
                   ---
                    cd

Where: a = net investment income earned during the period by the portfolio attributable to investments owned by the subaccount

          b = expenses accrued for the period (net of reimbursements)

          c = the average daily number of Annuity Units outstanding during the period

          d = the maximum offering price per Annuity Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges. However, they do not reflect the charge of $200 that may be assessed upon surrender of the contract.

Standardized Performance Data

The total return quotations for all of the subaccounts will be average annual total return quotations reflecting all aspects of a subaccount's return, including the automatic reinvestment by the variable account of all distributions, any change in the subaccount's value over the period, and the effect of any recurring charge and of the $200 charge assessed upon surrender. This type of performance is referred to as standardized performance and is based on the life of the subaccount. Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

                               ANNUITY PROVISIONS

Variable Annuity Payments

A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each annuity payment determined by our currently used annuity rate factor and the Annuity Unit values.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit value is being determined; and

     (b)  is the Assumed Investment Return for such Valuation Period.

The Assumed Investment Return adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)  is equal to:

          (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

          (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

          (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

     (b)  is equal to:

          (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     (c) is equal to the mortality and expense risk charge rate for the valuation period.

The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Sex

We will require proof of the age and sex of the Annuitant before making any annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                              FINANCIAL STATEMENTS

     The consolidated balance sheets of AI Life at December 31, 2002 and 2001 and the related statements of income, capital funds, comprehensive income and cash flows for each of the periods in the three years ended December 31, 2002, appearing herein, have been audited by PricewaterhouseCoopers LLP ("PWC"), independent accountants, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein. PWC is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002.

     No financial statements of Variable Account A are included in ths SAI because, at the date of this SAI, none of the subaccounts of Variable Account A offered under the Contract had any activity.

Financial Statements of                                              Page to see
American International Life Assurance Company of New York            in this SAI
---------------------------------------------------------            -----------

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements.

     (To be filed by Amendment.)

(b)  Exhibits.

     (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

     (2)       N/A

     (3)(a) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (11)

     (3)(b)(i) Form of Participation Agreement between American International Life Assurance Company of New York and Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, dated May 15, 1998. (4)

     (3)(b)(ii) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management, Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and American International Life Assurance Company of New York, dated October 1, 2001. (11)

     (3)(c)(i) Form of Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. dated December 27, 2001. (4)

     (3)(c)(ii) Form of Addendum to Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. (12)

     (3)(d) Form of Fund Participation Agreement between American International Life Assurance Company of New York and Alliance Global Investor Services, Inc. dated February, 2002. (9)

     (3)(e) Form of Business Agreement between American International Life Assurance Company of New York and American Funds Distributors, Inc. dated February, 2002. (9)

     (3)(f) Form of Master Shareholder Services Agreement between American International Life Assurance Company of New York and Franklin Templeton Funds dated February, 2002. (9)

     (3)(g) Form of Fund Participation Agreement between American International Life Assurance Company of New York and Liberty Funds Services, Inc. dated February, 2002. (9)

     (3)(h) Form of Participation Agreement between American International Life Assurance Company of New York and MFS Fund Distributors, Inc. dated February, 2002. (9)

     (3)(i) Form of Participation Agreement between American International Life Assurance Company of New York and Oppenheimer Funds Distributor, Inc. dated February, 2002. (9)

     (3)(j) Form of Participation Agreement between American International Life Assurance Company of New York and Putnam Retail management, L.P. dated February, 2002. (9)

     (3)(k) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York.
               (12)

     (4)(a) Form of Individual Variable Annuity Single Purchase Payment Policy (45649-4/87). (1)

     (4)(b)    Form of Individual Variable Annuity Policy (21VAN0896NY). (1)

     (4)(c)    Form of Group Variable Annuity Policy (21GVAN897NY). (1)

     (4)(d)    Form of Variable Annuity Certificate of Coverage(26GVAN897NY).
               (1)

     (4)(e)    Form of Group Immediate Variable Annuity Contract (21GVIA1000).
               (6)

     (4)(f) Form of Individual Variable Annuity Policy (26GVIA1000) and Certificate Schedule. (6)

     (4)(g)    Form of Group Variable Annuity Group Contract (21GVAN999). (7)

     (4)(h)    Form of Variable Annuity Certificate of Coverage (26GVAN999NY).
               (7)

     (4)(i) Form of Immediate Variable Annuity Certificate of Coverage and Contract (26GVIA1000). (4)

     (4)(j) Form of Variable Annuity Certificate of Coverage and Contract (26GNSVAN800). (8)

     (4)(k) Form Endorsement - Partial Withdrawal Option (No. _________). (To be filed by Amendment.)

     (4)(l) Form Endorsement - Cancellation Option (No. _________). (To be filed by Amendment.)

     (4)(m) Form Endorsement - Initial Allocation of Net Single Premium (No. _________). (To be filed by Amendment.)

     (5)(a)    Form of Single Premium Variable Annuity application (52971
               11/96). (1)

     (5)(b)    Form of Group Variable Annuity application (24GVAN897). (1)

     (6)(a) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (11)

     (6)(b) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

     (6)(c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

     (6)(d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

     (6)(e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

     (6)(f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

     (6)(g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

     (7)       N/A

     (8)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (11)

     (8)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (11)

     (8)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975.
               (11)

     (8)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (11)

     (8)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (11)

     (9) Opinion and Consent of Counsel, Kenneth D. Walma, for American International Life Assurance Company of New York, dated May 1, 2002. (10)

     (10) Consent of Independent Auditors, PricewaterhouseCoopers. (To be filed by Amendment.)

     (11)      N/A

     (12)      N/A

     (13)      N/A

----------
(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File No. 33-39170), filed on October 27, 1998.

(2) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File No. 33-90686) filed on May 2, 1997.

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File No. 33-39170) filed on May 1, 2000.

(4) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63412) filed on December 28, 2001.

(5)  Incorporated   by  reference   to   Registrant's   Registration   Statement
     Post-Effective Amendment No. 2 to Form N-4 (File No. 333-63730) filed on October 29, 2001.

(6) Incorporated by reference to Registrant's Registration Statement to N-4 (File No. 33-63412) filed on June 20, 2001.

(7) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63730) filed on June 25, 2001.

(8) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-67866) filed on August 17, 2001.

(9) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63412) filed on December 28, 2001.

(10) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 333-63412) filed on May 1, 2002.

(11) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) filed on April 24, 2003.

(12) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company filed on April 25, 2003.

Item 25. Directors and Officers of the Depositor

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
--------------------------   -----------------------------------------------------
Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Nicholas A. O'Kulich         Director and Vice Chairman of the Board of Directors
70 Pine Street
New York, NY 10270

David J. Dietz               Director, President and Chief Executive Officer
830 Third Avenue
New York, NY 10022

M. Bernard Aidinoff          Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

Marion E. Fajen              Director
5608 N. Water Bury Rd.
Des Moines, IA 50312

Patrick J. Foley             Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Cecil C. Gamwell, III        Director
419 W. Beach Rd.
Charleston, RI 02813

Jack R. Harnes               Director
70 Pine Street
New York, NY 10270

David L. Herzog              Director, Chief Financial Officer and Chief Operating
2929 Allen Parkway           Officer
Houston, TX 77019

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
--------------------------   ---------------------------------------------------

John I. Howell               Director
Indian Rock Corp.
263 Glenville Rd., 2nd Fl.
Greenwich, CT 06831

William M. Keeler            Director and President
3600 Route 66
Neptune, NJ 07754

Gary D. Reddick              Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan           Director
70 Pine Street
New York, NY 10270

Thomas L. Booker             President
2727 Allen Parkway
Houston, TX 77019

James A. Galli               Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta            Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

James W. Weakley             Executive Vice President
2929 Allen Parkway
Houston, TX 77019

Gregory A. Arms              Senior Vice President
80 Pine Street
New York, NY 10005

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
--------------------------   ----------------------------------------------------
Wayne A. Barnard             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Paul S. Bell                 Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Robert M. Beuerlein          Senior Vice President and Chief Actuary
2727-A Allen Parkway
Houston, TX 77019

Pauletta P. Cohn             Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019

Robert M. Goldbloom          Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding         Senior Vice President and Chief Underwriting Officer
830 3rd Avenue
New York, NY 10022

Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

Kyle L. Jennings             Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson            Senior Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
--------------------------   ---------------------------------------------------

William J. Leary             Senior Vice President
3600 Route 66
Neptune, NJ 07754

Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Mark R. McGuire              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi             Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

James P. Steele              Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele             Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
--------------------------   ---------------------------------------------------

Robert D. Stuchiner          Senior Vice President
830 3rd Avenue
New York, NY 10022

Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2727 Allen Parkway
Houston, TX 77019

Joseph S. Cella              Vice President
70 Pine Street
New York, NY 10270

Robert W. Chesner            Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi          Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick         Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette          Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer         Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Joel H. Hammer               Vice President
1 Chase Manhattan Place
New York, NY 10005

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
--------------------------   ---------------------------------------------------

Neal C. Hasty                Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Thomas M. Hoffman            Vice President
70 Pine Street
New York, NY 10270

Keith C. Honig               Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

S. Douglas Israel            Vice President
2929 Allen Parkway
Houston, TX 77019

Gary J. Kleinman             Vice President and Real Estate Investment Officer
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel            Vice President
3600 Route 66
Neptune, NJ 07754

David S. Martin              Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                Vice President, Real Estate Investment Officer and
2929 Allen Parkway           Assistant Secretary
Houston, TX 77019

Gordon S. Massie             Vice President
2929 Allen Parkway
Houston, TX 77019

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
--------------------------   ---------------------------------------------------

Terrence McSweeney           Vice President
3600 Route 66
Neptune, NJ 07754

Richard A. Mercante          Vice President
175 Water Street
New York, NY 10038

Deanna Osmonson              Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert Owen                 Vice President, Real Estate Investment Officer and
2929 Allen Parkway           Assistant Secretary
Houston, TX 77019

Kristen M. Pedersen          Vice President
2727 Allen Parkway
Houston, TX 77019

Kristen E. Sather            Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott             Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires               Vice President and Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Richard P. Vegh              Vice President
3600 Route 66
Neptune, NJ 07754

Kenneth D. Walma             Vice President and Chief Counsel
3600 Route 66
Neptune, NJ 07754

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
--------------------------   ---------------------------------------------------

Raymond Sawicki              Chief Compliance Officer and Assistant Secretary
6363 Forest Park Rd.
Dallas, TX 75235

Edward F. Andrzejewski       Tax Officer
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

Item 27. Number of Contractowners

Not applicable.

Item 28. Indemnification

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29.  Principal Underwriters

(a) American General Equity Services Corporation, the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal       Positions and Offices with Underwriter
Business Address         American General Equity Services Corporation
----------------------   -----------------------------------------------

Mark R. McGuire          Director, Chairman, Chief Executive Officer and
2727 Allen Parkway       President
Houston, TX 77019

Thomas B. Jennings       Director
2727 Allen Parkway
Houston, TX 77019

Brandon J. Liang         Director
2727 Allen Parkway
Houston, TX 77019

Larry Blews              Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez      Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck        Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski   Tax Officer

Name and Principal       Positions and Offices with Underwriter
Business Address         American General Equity Services Corporation
----------------------   -----------------------------------------------

70 Pine Street
New York, NY 10270

Pauletta P. Cohn         Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Steven A. Glover         Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires           Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                                      Compensation
                                       on Events
                          Net       Occasioning the
                     Underwriting    Deduction of a
Name of Principal   Discounts and    Deferred Sales    Brokerage       Other
   Underwriter       Commissions         Load         Commissions   Compensation
-----------------   -------------   ---------------   -----------   ------------
American General          0               0                0              0
Equity Services
Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26)(e)(2)(A) of the Investment Company Act of 1940

AI Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AI Life.

                               POWERS OF ATTORNEY

         Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account A of American International Life Assurance Company of New York, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 20th day of May, 2003.


                                        VARIABLE ACCOUNT A OF AMERICAN
                                        INTERNATIONAL LIFE ASSURANCE COMPANY
                                        OF NEW YORK
                                        (Registrant)

                                BY: AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                        (On behalf of the Registrant and itself)



                                BY:     /s/ ROBERT F. HERBERT, JR.
                                        --------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President, Treasurer and
                                          Comptroller

[SEAL]



ATTEST:  /s/ LAUREN W. JONES
         -------------------
         Lauren W. Jones
         Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                         Date
---------                          -----                         ----


/s/ RODNEY O. MARTIN, JR.          Director and Chairman         May 20, 2003
-------------------------
Rodney O. Martin, Jr.


/s/ DAVID L. HERZOG                Director and Chief            May 20, 2003
-------------------
David L. Herzog                    Financial Officer


/s/ M. BERNARD AIDINOFF            Director                      May 20, 2003
-----------------------
M. Bernard Aidinoff


/s/ DAVID J. DIETZ                 Director and Chief            May 20, 2003
------------------
David J. Dietz                     Executive Officer


/s/ MARION E. FAJEN                Director                      May 20, 2003
-------------------
Marion E. Fajen


/s/ PATRICK J. FOLEY               Director                      May 20, 2003
--------------------
Patrick J. Foley


/s/ CECIL C. GAMWELL III           Director                      May 20, 2003
------------------------
Cecil C. Gamwell III


/s/ JACK R. HARNES                 Director                      May 20, 2003
------------------
Jack R. Harnes

Signature                          Title                         Date
---------                          -----                         ----


/s/ JOHN I. HOWELL                 Director                      May 20, 2003
------------------
John I. Howell


/s/ WILLIAM M. KEELER              Director                      May 20, 2003
---------------------
William M. Keeler


/s/ NICHOLAS A. O'KULICH           Director                      May 20, 2003
------------------------
Nicholas A. O'Kulich


/s/ GARY D. REDDICK                Director                      May 20, 2003
-------------------
Gary D. Reddick


/s/ MARTIN J. SULLIVAN             Director                      May 20, 2003
----------------------
Martin J. Sullivan